March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock ESG Capital Allocation Term Trust (ECAT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.1%
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.18%, 10/15/34	USD	250	$ 245,788
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.68%, 10/15/34		250	231,722
Elmwood CLO VII Ltd., Series 2020-4A, Class SUB, 0.00%, 10/17/37		1,000	294,300
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.17%, 01/20/37		250	249,942
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 6.47%, 01/20/38		250	245,134
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(c)		1,250	—
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.58%, 10/17/32		250	250,498
			1,517,384
Ireland(a)(d) — 0.8%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 5.73%, 02/15/37	EUR	270	313,640
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.18%, 11/15/37		300	343,469
Arcano Euro CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.40%), 5.43%, 04/25/39		350	403,772
Arcano Euro CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 07/25/39		160	184,033
Arini European CLO IV DAC, Series 4X, Class D, (3- mo. EURIBOR + 3.50%), 5.52%, 01/15/38		430	497,738
Arini European CLO V DAC, Series 5X, Class D, (3- mo. EURIBOR + 2.80%), 4.82%, 01/15/39		230	260,126
Aurium CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.15%), 5.28%, 10/15/38		110	125,046
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 4.82%, 04/15/38		160	180,671
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.07%, 01/15/38		170	193,614
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 10/25/37		350	400,939
CIFC European Funding CLO II DAC, Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.02%, 10/15/39		210	240,897
CIFC European Funding CLO III DAC, Series 3X, Class DR, (3-mo. EURIBOR + 2.55%), 4.54%, 01/15/39		100	112,686
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.12%, 10/15/37		230	263,719
Contego CLO VII DAC, Series 7X, Class DR, (3-mo. EURIBOR + 3.45%), 5.48%, 01/23/38		290	327,587
Contego CLO XI DAC, Series 11X, Class DR, (3-mo. EURIBOR + 3.20%), 5.21%, 11/20/38		220	250,071
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 4.78%, 08/15/33		700	795,665
Elm Park CLO DAC, Series 1X, Class DR3, (3-mo. EURIBOR + 3.20%), 5.32%, 01/15/38		100	114,323
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 4.68%, 02/15/38		300	336,308
Security		Par (000)	Value
Ireland (continued)
Hambridge Euro CLO 1 DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.30%), 5.34%, 10/20/38	EUR	210	$ 242,039
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.63%, 04/25/39		330	368,084
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.12%, 01/15/38		220	252,874
Jubilee CLO XXIX DAC, Series 2024-29X, Class D, (3-mo. EURIBOR + 3.20%), 5.22%, 01/15/39		370	420,993
Newbridge Park CLO DAC, Series 1X, Class D, (3-mo. EURIBOR + 2.50%), 4.70%, 04/15/40		210	238,426
Palmer Square European Loan Funding DAC
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.13%, 05/15/34		270	312,374
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.03%, 05/15/34		220	254,694
Penta CLO 17 DAC, Series 2024-17X, Class DR, (3- mo. EURIBOR + 2.60%), 4.62%, 02/15/39		170	188,146
Providus CLO II DAC, Series 2X, Class DRR, (3-mo. EURIBOR + 3.20%), 5.22%, 10/15/38		238	272,527
Providus Clo XIV DAC, Series 14X, Class D, (3-mo. EURIBOR + 2.65%), 4.92%, 04/18/40		100	112,319
Rockford Tower Europe CLO DAC
Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.03%, 10/25/37		290	332,797
Series 2025-3X, Class D, (3-mo. EURIBOR + 3.10%), 5.18%, 01/15/40		160	184,273
Signal Harmonic CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.50%), 5.52%, 07/15/38		190	216,527
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 04/20/37		470	540,534
Sona Fios CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.30%), 5.33%, 08/25/38		180	207,476
Texas Debt Capital Euro CLO DAC, Series 2025-1X, Class D, (3-mo. EURIBOR + 3.00%), 5.02%, 04/16/39		350	402,013
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.28%, 10/20/38		380	437,027
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 5.47%, 01/15/38		320	369,380
Victory Street CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.10%), 5.20%, 01/15/39		250	286,637
			10,983,444
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	272	369,916
United States — 2.4%
FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	USD	3,000	2,964,713
Home Partners of America Trust(b)
Series 2021-2, Class F, 3.80%, 12/17/26		2,398	2,363,158
Series 2021-3, Class F, 4.24%, 01/17/41		3,591	3,327,019
Mariner Finance Issuance Trust, Series 2021-BA, Class E, 4.68%, 11/20/36(b)		470	441,067
Mill City Solar Loan Ltd.(b)
Series 2019-1A, Class C, 5.92%, 03/20/43		920	717,854
Series 2019-1A, Class D, 7.14%, 03/20/43		1,423	1,016,410
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		240	212,818
New Residential Mortgage Loan Trust, Series 2022- SFR1, Class F, 4.44%, 02/17/39(b)		3,000	2,946,198
Progress Residential Trust(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40		2,487	2,434,721

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Progress Residential Trust(b) (continued)
Series 2021-SFR11, Class G, 4.69%, 01/17/39	USD	3,000	$ 2,896,691
Series 2021-SFR9, Class F, 4.05%, 11/17/40		2,400	2,327,579
Series 2022-SFR1, Class F, 4.88%, 02/17/41		2,000	1,936,755
Series 2022-SFR1, Class G, 5.52%, 02/17/41		2,000	1,952,135
Series 2022-SFR3, Class E1, 5.20%, 04/17/39		2,700	2,686,127
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)(b)		3,500	3,325,203
Silver Point Euro CLO 1 DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.10%, 01/15/39(a)(d)	EUR	110	126,210
Tricon Residential Trust(b)
Series 2021-SFR1, Class F, 3.69%, 07/17/38	USD	1,375	1,365,376
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	880,064
Series 2022-SFR1, Class E2, 5.74%, 04/17/39		1,200	1,190,255
			35,110,353
Total Asset-Backed Securities — 3.3% (Cost: $50,782,987)			47,981,097

	Shares
Common Stocks
Brazil — 0.0%
MercadoLibre, Inc.(e)	191	330,243
Canada — 0.9%
Cameco Corp.	109,662	11,910,390
Enbridge, Inc.	22,000	1,192,596
		13,102,986
China — 0.8%
Alibaba Group Holding Ltd., ADR	910	114,169
BYD Co. Ltd., Class H	557,366	7,619,934
Contemporary Amperex Technology Co. Ltd., Class H(f)	4,915	391,765
Tencent Holdings Ltd.	45,834	2,890,858
		11,016,726
Denmark — 0.7%
DSV A/S	39,266	9,483,056
France — 3.8%
Arkema SA	23,768	1,631,860
EssilorLuxottica SA	26,657	6,211,751
Hermes International SCA	4,637	8,784,105
LVMH Moet Hennessy Louis Vuitton SE	3,345	1,828,542
Sanofi SA	53,836	5,198,930
Schneider Electric SE	62,857	17,121,092
Societe Generale SA	88,461	6,459,147
TotalEnergies SE	79,810	7,289,551
		54,524,978
Germany — 0.3%
Heidelberg Materials AG	7,304	1,541,411
Siemens AG, Class N, Registered Shares	10,861	2,646,110
		4,187,521
India — 0.3%
LG Electronics India Ltd.(e)	32,102	494,874
Mahindra & Mahindra Ltd.	68,958	2,162,975
SBI Life Insurance Co. Ltd.(b)	86,171	1,630,016
		4,287,865
Security	Shares	Value
Israel — 0.0%
Deep Instinct Ltd.(c)(e)	52,360	$ 3,142
Italy — 1.9%
Intesa Sanpaolo SpA	2,315,114	14,001,542
UniCredit SpA	189,986	13,630,315
		27,631,857
Luxembourg — 0.0%
New Kleo Holdco(c)(e)	33,634	50,539
Netherlands — 2.4%
ASML Holding NV	22,581	30,027,220
ING Groep NV	173,323	4,498,888
		34,526,108
Norway — 0.1%
Equinor ASA, ADR	24,000	1,012,800
South Korea — 0.6%
Samsung Electronics Co. Ltd.	63,202	7,392,187
SK Hynix, Inc.	2,933	1,664,081
		9,056,268
Spain — 0.0%
CaixaBank SA	37,354	447,787
Industria de Diseno Textil SA	3,209	186,792
		634,579
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $293,944), Preference Shares(c)(e)(g)	2,492	—
Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	57,000	3,296,568
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	124,157	41,958,858
		45,255,426
United Kingdom — 2.3%
AstraZeneca PLC	32,844	6,422,314
Compass Group PLC	168,888	4,712,129
National Grid PLC	882,078	14,889,564
RELX PLC	196,026	6,422,273
Shell PLC	25,660	1,199,889
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $1,099,370)(c)(e)(g)	566	128,086
		33,774,255
United States — 51.1%
Abbott Laboratories	18,376	1,886,664
AbbVie, Inc.	22,069	4,799,787
Advanced Drainage Systems, Inc.	866	118,755
Alphabet, Inc., Class C	156,886	45,004,318
Amazon.com, Inc.(e)	87,686	18,262,363
Amphenol Corp., Class A	2,209	279,107
Anthropic PBC, Series G(c)(e)	2,921	756,937
Apple, Inc.	134,576	34,154,043
AppLovin Corp., Class A(e)	1,891	752,618
Arista Networks, Inc.(e)	9,514	1,168,129
Autodesk, Inc.(e)	5,449	1,304,491
AutoZone, Inc.(e)	45	152,000
Bank of America Corp.(h)	189,602	9,243,097
Best Buy Co., Inc.	2,195	140,919
Booking Holdings, Inc.	347	1,460,981
Boston Scientific Corp.(e)	152,918	9,595,604
Broadcom, Inc.	71,855	22,239,841
Builders FirstSource, Inc.(e)	1,234	101,595
Burlington Stores, Inc.(e)	993	323,102
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cadence Design Systems, Inc.(e)	28,866	$ 8,020,995
Carrier Global Corp.	2,906	163,637
Caterpillar, Inc.	4,110	2,911,771
Cheniere Energy, Inc.	4,595	1,303,877
Cisco Systems, Inc.	134,320	10,421,889
Citigroup, Inc.	136,012	15,425,121
Citizens Financial Group, Inc.	48,388	2,901,828
Coinbase Global, Inc., Class A(e)	1,670	291,599
Coreweave, Inc., Class A(e)	10,353	802,047
Costco Wholesale Corp.	20,518	20,444,751
CRH PLC	103,940	10,926,173
CSX Corp.	148,172	6,082,461
D.R. Horton, Inc.	27,752	3,808,129
Darden Restaurants, Inc.	818	160,361
Datadog, Inc., Class A(e)	6,008	709,244
Delta Air Lines, Inc.	109,761	7,296,911
DF Residential III LP(c)(e)	2,270,079	2,497,087
Dick’s Sporting Goods, Inc.	831	164,779
Eaton Corp. PLC	16,339	5,843,970
Edwards Lifesciences Corp.(e)	66,623	5,335,170
Eli Lilly & Co.	31,572	29,038,978
Estee Lauder Cos., Inc., Class A	8,128	583,347
Fifth Third Bancorp	139,071	6,461,239
Flyr AS, Series D X(c)(e)	392,187	4
Freeport-McMoRan, Inc.	85,387	5,019,048
Freewire Equity(c)(e)	63	—
GE Vernova, Inc.	4,564	3,983,916
General Electric Co.	23,862	6,771,320
Gilead Sciences, Inc.	21,565	3,005,514
Goldman Sachs Group, Inc.	2,193	1,855,256
Hilton Worldwide Holdings, Inc.	24,807	7,543,313
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(c)(e)(g)	2,660,000	1,596,000
Home Depot, Inc.	36,053	11,857,471
Intuit, Inc.	14,806	6,401,818
Intuitive Surgical, Inc.(e)	35,677	16,446,740
James Hardie Industries PLC(e)	6,185	117,144
Johnson & Johnson	33,506	8,190,207
JPMorgan Chase & Co.	42,349	12,457,382
KLA Corp.	186	273,868
Lam Research Corp.	13,730	2,933,552
Linde PLC	16,945	8,400,653
Lionsgate Studios Corp.(e)	66,792	640,535
Live Nation Entertainment, Inc.(e)	35,435	5,404,192
Lowe’s Cos., Inc.	128	30,244
Marsh & McLennan Cos., Inc.	81,570	14,148,316
Mastercard, Inc., Class A	33,100	16,538,746
McDonald’s Corp.	19,547	6,075,012
McKesson Corp.	19,433	16,816,541
Merck & Co., Inc.	45,971	5,529,852
Meta Platforms, Inc., Class A	25,375	14,517,799
Micron Technology, Inc.	50,033	16,903,149
Microsoft Corp.(h)	88,845	32,887,754
MongoDB, Inc., Class A(e)	7,204	1,763,323
Netflix, Inc.(e)	66,739	6,416,955
NextEra Energy, Inc.	215,933	20,055,857
NRG Energy, Inc.	2,271	331,884
NVIDIA Corp.(h)	333,123	58,096,650
Oracle Corp.	20,484	3,013,401
Parker-Hannifin Corp.	7,214	6,458,261
PepsiCo, Inc.	20,107	3,122,416
Security	Shares	Value
United States (continued)
Progressive Corp.	48,425	$ 9,599,772
RH(e)	750	104,865
Roche Holding AG	10,886	4,344,503
Rockwell Automation, Inc.	5,219	1,872,995
Ross Stores, Inc.	509	110,265
Royal Caribbean Cruises Ltd.	532	146,396
RSA Security LLC(c)(e)	95,550	1
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(e)(g)	115,000	1,091,416
ServiceNow, Inc.(e)	8,035	840,059
ServiceTitan, Inc., Class A(e)	11,422	724,840
Sonder Holdings, Inc., Class A(e)	15,727	—
Source Global PBC(c)(e)	4,243	339
Starbucks Corp.	2,106	188,676
Starz Entertainment Corp.(e)	1,506	17,319
Stryker Corp.	30,804	10,121,886
Synopsys, Inc.(e)	642	254,540
Targa Resources Corp.	12,225	3,065,174
Tesla, Inc.(e)	26,715	9,931,301
Thermo Fisher Scientific, Inc.	12,784	6,283,719
TJX Cos., Inc.	35,818	5,720,135
Toll Brothers, Inc.	2,037	277,989
TopBuild Corp.(e)	214	75,178
Trane Technologies PLC	31,817	13,259,417
Uber Technologies, Inc.(e)	31,890	2,293,848
Ulta Beauty, Inc.(e)	341	178,244
Union Pacific Corp.	38,783	9,409,531
United Airlines Holdings, Inc.(e)	29,023	2,672,148
UnitedHealth Group, Inc.	10,008	2,708,065
Vertex Pharmaceuticals, Inc.(e)	8,998	4,017,967
Vertiv Holdings Co., Class A	3,681	922,385
Walmart, Inc.	158,185	19,659,232
Walt Disney Co.	103,734	9,997,883
Wells Fargo & Co.	5,799	461,658
Wolfspeed, Inc.(e)	31	506
Zeitview, Series E3(c)(e)	977,080	991,336
		740,287,396
Total Common Stocks — 68.3% (Cost: $696,643,991)		989,165,745

		Par (000)
Corporate Bonds
Angola(b) — 0.1%
Azule Energy Finance PLC
8.25%, 01/22/31	USD	350	353,339
8.63%, 01/22/33		253	254,900
			608,239
Australia — 0.5%
Fortescue Treasury Pty. Ltd., 4.38%, 04/01/31(b)		290	274,005
Mineral Resources Ltd.(b)
8.00%, 11/01/27		167	169,132
7.00%, 04/01/31		261	266,721
Oceana Australian Fixed Income Trust, A Note Upsize(c)
10.50%, 07/31/28	AUD	3,541	2,409,643

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Australia (continued)
Oceana Australian Fixed Income Trust, A Note Upsize(c) (continued)
Class A, 12.50%, 07/31/26	AUD	2,524	$ 1,750,141
Class A, 12.50%, 07/31/27		4,206	2,949,232
			7,818,874
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	USD	2,189	2,750,929
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		600	588,787
			3,339,716
Canada — 0.1%
Air Canada, 3.88%, 08/15/26(b)		60	59,701
Bombardier, Inc.(b)
7.50%, 02/01/29		22	22,843
7.25%, 07/01/31		146	152,996
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		138	126,702
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		26	25,414
5.63%, 09/15/29		202	202,440
4.00%, 10/15/30		100	93,993
Garda World Security Corp.(b)
8.25%, 08/01/32		96	94,995
8.38%, 11/15/32		94	94,064
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)		57	57,936
Mattamy Group Corp., 6.00%, 12/15/33(b)		100	93,905
Methanex Corp., 5.13%, 10/15/27		159	158,010
NOVA Chemicals Corp.(b)
5.25%, 06/01/27		208	207,683
9.00%, 02/15/30		19	20,058
7.00%, 12/01/31		52	55,041
Open Text Corp., 3.88%, 12/01/29(b)		160	142,985
Open Text Holdings, Inc., 4.13%, 12/01/31(b)		100	85,339
RB Global Holdings, Inc., 6.75%, 03/15/28(b)		62	62,767
Rogers Communications, Inc.(a)
(5-year CMT + 2.62%), 7.13%, 04/15/55		112	114,608
(5-year CMT + 2.65%), 7.00%, 04/15/55		100	100,394
			1,971,874
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.27%, 02/24/31(a)	EUR	148	157,234
Finland(d) — 0.0%
Citycon Treasury BV, 5.38%, 07/08/31		100	106,490
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32		162	186,596
			293,086
France — 0.3%
Afflelou SAS, 6.00%, 07/25/29(d)		199	233,847
Atos SE, 9.73%, 12/18/29(d)(i)		239	311,221
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.78%, 07/18/30(a)(d)		137	153,775
Clariane SE, 0.88%, 03/06/27(d)(j)		251	171,336
Forvia SE
5.50%, 06/15/31(d)		360	411,984
6.75%, 09/15/33(b)	USD	200	195,278
FR Bondco SAS, 6.88%, 10/31/32(d)	EUR	113	124,323
Goldstory SAS, 6.75%, 02/01/30(d)		328	370,635
Security		Par (000)	Value
France (continued)
Iliad Holding SAS(b)
7.00%, 10/15/28	USD	200	$ 201,290
7.00%, 04/15/32		200	200,239
Loxam SAS, 6.38%, 05/31/29(d)	EUR	596	706,492
Lune Holdings SARL, 5.63%, 11/15/28(d)		315	7,780
New Immo Holding SA(d)
5.88%, 04/17/28		100	115,799
4.88%, 12/08/28		300	338,658
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		200	223,755
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		500	585,768
Schneider Electric SE, Series SUFP, 1.25%, 09/23/33(d)(j)		400	459,339
			4,811,519
Germany — 0.7%
alstria SARL(d)
4.25%, 10/15/29		200	220,536
5.50%, 03/20/31		100	114,447
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 3.43%), 5.25%(a)(d)(k)		621	653,157
BRANICKS Group AG, 2.25%, 09/22/26(d)		100	63,717
Commerzbank AG, (5-year EURIBOR ICE Swap + 5.13%), 7.88%(a)(d)(k)		200	250,735
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(d)(i)		440	465,195
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 4.75%), 4.63%(a)(d)(k)		800	893,997
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)		200	226,335
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		121	124,036
Fressnapf Holding SE, 5.25%, 10/31/31(d)		138	155,916
Gruenenthal GmbH, 4.63%, 11/15/31(d)		214	242,398
IHO Verwaltungs GmbH, (7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(d)(l)		250	302,111
Lanxess AG, (6-mo. EURIBOR at 0.00% Floor + 9.50% and 12.00% Cash or 12.00% PIK), 12.00%, 04/01/31(a)(c)(l)		3,632	3,405,726
Mahle GmbH, 6.50%, 05/02/31(d)		499	583,194
Nidda Healthcare Holding GmbH, (3-mo. EURIBOR + 3.25%), 5.23%, 10/15/32(a)(d)		214	245,383
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.77%, 07/01/29(a)(d)		242	279,365
Schaeffler AG(d)
4.25%, 04/01/28		100	114,232
5.38%, 04/01/31		100	116,854
TAG Immobilien AG, 0.63%, 03/11/31(d)(j)		100	118,796
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	199,477
TUI Cruises GmbH, 5.00%, 05/15/30(d)	EUR	108	121,516
Vonovia SE, Series B, 0.88%, 05/20/32(d)(j)		100	109,475
ZF Europe Finance BV(d)
7.00%, 06/12/30		100	117,905
5.50%, 02/17/32		100	109,047
ZF North America Capital, Inc.(b)
6.88%, 04/14/28	USD	150	152,146
7.13%, 04/14/30		450	443,683
7.50%, 03/24/31		150	147,347
			9,976,726
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland — 0.1%
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.61%, 05/15/28(a)(d)	EUR	102	$ 114,198
GGAM Finance Ltd.(b)
8.00%, 02/15/27	USD	155	156,426
8.00%, 06/15/28		100	103,786
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP	364	426,777
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(b)	USD	200	174,764
			975,951
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV, 4.13%, 06/01/31	EUR	261	296,944
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	218	215,892
			512,836
Italy — 0.3%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(k)	EUR	200	233,210
Bubbles Bidco SpA(d)
6.50%, 09/30/31		241	278,384
(3-mo. EURIBOR + 4.25%), 6.38%, 09/30/31(a)		135	156,098
Dolcetto Holdco SpA(d)
5.63%, 07/14/32		166	190,584
(3-mo. EURIBOR + 3.63%), 5.78%, 07/14/32(a)		100	115,477
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(a)(d)		183	208,046
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		156	182,854
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(d)(k)		225	257,662
Fedrigoni SpA, 6.13%, 06/15/31(d)		410	436,594
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(d)(l)		231	192,727
FIS Fabbrica Italiana Sintetici SpA, (3-mo. EURIBOR + 3.25%), 5.28%, 02/05/31(a)(d)		100	113,323
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.77%, 04/15/29(a)(d)		411	475,111
Italmatch Chemicals SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 02/05/31(a)(d)		100	111,460
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	114,012
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		137	158,417
(3-mo. EURIBOR + 4.25%), 6.28%, 05/17/31(a)		125	143,875
Rossini SARL(d)
6.75%, 12/31/29		149	177,003
(3-mo. EURIBOR + 3.88%), 6.00%, 12/31/29(a)		90	104,240
TeamSystem SpA(d)
5.00%, 07/01/31		100	106,679
(3-mo. EURIBOR + 3.25%), 5.27%, 07/01/32(a)		125	135,807
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	78	86,868
			3,978,431
Japan — 0.3%
Kioxia Holdings Corp., 6.25%, 07/24/30		200	203,226
Mizuho Financial Group, Inc., (1-year CMT + 1.25%), 3.26%, 05/22/30(a)		2,040	1,962,632
Nissan Motor Co. Ltd.
5.25%, 07/17/29(d)	EUR	231	264,302
4.81%, 09/17/30(b)	USD	200	181,573
SoftBank Group Corp.(d)
5.38%, 01/08/29	EUR	182	211,181
3.38%, 07/06/29		100	108,830
Security		Par (000)	Value
Japan (continued)
SoftBank Group Corp.(d) (continued)
5.88%, 07/10/31	EUR	270	$ 303,986
5.75%, 07/08/32		357	391,474
6.38%, 07/10/33		230	255,070
			3,882,274
Jersey(d) — 0.0%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29	GBP	296	300,656
Deepocean Ltd., 6.00%, 04/08/31	EUR	100	117,556
			418,212
Luxembourg — 0.4%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(l)		402	513,674
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)		186	215,463
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)		303	342,343
Breakwater Energy Holdings SARL, 9.25%, 11/15/30(b)	USD	250	262,546
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR	485	563,664
INEOS Finance PLC(d)
6.38%, 04/15/29		393	427,659
7.25%, 03/31/31		201	211,180
ION Platform Finance SARL(d)
7.88%, 05/01/29		292	313,562
6.50%, 09/30/30		128	122,616
6.88%, 09/30/32		100	92,204
Kleopatra Finco SARL, (6.00% PIK), 6.00%, 01/30/31(l)		336	343,374
Luna 25 SARL, 5.50%, 07/01/32(d)		100	113,690
Maxam Prill SARL, 6.00%, 07/15/30(d)		456	520,877
Summer BC Holdco B SARL(d)
5.88%, 02/15/30		201	199,838
(3-mo. EURIBOR + 4.25%), 6.23%, 02/15/30(a)		131	131,568
Vivion Investments SARL(d)
5.63%, 06/08/30		308	332,730
(6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(l)		75	86,866
(6.50% PIK), 6.50%, 02/28/29(l)		256	295,732
			5,089,586
Netherlands — 0.2%
Boels Topholding BV, 5.75%, 05/15/30(d)		335	389,037
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	580	552,183
Trivium Packaging Finance BV, 12.25%, 01/15/31(b)		200	216,542
VZ Secured Financing BV
5.00%, 01/15/32(b)		200	171,439
5.25%, 01/15/33(d)	EUR	358	381,482
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	540	463,366
			2,174,049
Slovenia — 0.0%
United Group BV, 6.50%, 10/31/31(d)	EUR	104	118,413
Spain(d) — 0.0%
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(k)		200	235,193
Grifols SA, 7.50%, 05/01/30		100	119,549
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(j)		100	133,577
Telefonica Emisiones SA, (5-year EURIBOR ICE Swap + 1.84%), 4.38%(a)(k)		100	111,643
			599,962
Sweden — 0.1%
Heimstaden AB, 7.36%, 01/24/31(d)		107	120,629

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Sweden (continued)
Intrum Investments And Financing AB, 8.00%, 09/11/27(d)	EUR	216	$ 248,421
Stena International SA
7.25%, 01/15/31(d)	USD	327	330,443
7.25%, 01/15/31(b)		200	202,106
			901,599
Switzerland — 0.0%
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(d)	CHF	270	338,908
United Kingdom — 0.7%
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	200	237,222
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)		1,052	1,207,566
7.75%, 02/15/31(b)	USD	200	202,343
BCP V Modular Services Finance II PLC(d)
6.13%, 11/30/28	GBP	300	371,220
6.50%, 07/10/31	EUR	555	545,057
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)		256	278,789
Biffa Group Holdings Ltd.(d)
5.25%, 06/15/31		115	128,587
7.38%, 06/15/31	GBP	100	129,249
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(d)(l)		123	160,690
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR	202	225,689
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	100	134,560
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	200	210,108
Deuce Finco PLC, (3-mo. EURIBOR + 3.50%), 5.65%, 11/20/32(a)(d)	EUR	128	147,589
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	203	277,166
Froneri Lux FinCo SARL, 4.75%, 08/01/32(d)	EUR	306	334,105
Global Switch Finance BV, 1.38%, 10/07/30(d)		224	238,645
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	290	380,682
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(b)	USD	200	187,390
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(d)	EUR	178	169,975
Mobico Group PLC, 4.88%, 09/26/31(d)		306	273,800
Motion Finco SARL, 7.38%, 06/15/30(d)		104	103,808
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(d)(k)	GBP	200	262,727
Ocado Group PLC, 11.00%, 06/15/30(d)		146	192,675
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	290	345,247
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP	181	248,442
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		155	203,128
(3-mo. EURIBOR + 6.63%), 8.62%, 07/31/29(a)	EUR	125	141,335
Virgin Media Secured Finance PLC
4.25%, 01/15/30(d)	GBP	292	341,519
4.50%, 08/15/30(b)	USD	200	177,370
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(d)	GBP	165	183,031
5.63%, 04/15/32(d)	EUR	469	496,598
6.75%, 01/15/33(b)	USD	200	178,689
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(a)		190	173,909
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	760	911,311
			9,800,221
Security		Par (000)	Value
United States — 8.4%
Acrisure LLC/Acrisure Finance, Inc.(b)
7.50%, 11/06/30	USD	107	$ 107,328
6.75%, 07/01/32		114	109,853
AdaptHealth LLC, 4.63%, 08/01/29(b)		100	95,275
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)		115	116,266
ADT Security Corp., 4.13%, 08/01/29(b)		88	84,071
Advance Auto Parts, Inc.(b)
7.00%, 08/01/30		100	101,305
7.38%, 08/01/33		31	31,397
Albertsons Cos, Inc.(b)
6.25%, 03/15/33		215	216,442
5.75%, 03/31/34		102	99,791
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)		399	417,239
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
5.88%, 11/01/29		165	159,642
7.38%, 10/01/32		85	84,188
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		139	143,339
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)		217	209,682
Allison Transmission, Inc., 4.75%, 10/01/27(b)		90	89,442
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		100	96,523
Alpha Generation LLC, 6.75%, 10/15/32(b)		125	126,829
AMC Networks, Inc., 10.50%, 07/15/32(b)		94	92,771
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		160	159,125
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)		228	221,958
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29(b)		80	75,831
American Tower Corp., 2.95%, 01/15/51		2,500	1,542,703
Amgen, Inc., 2.77%, 09/01/53		2,025	1,195,618
APLD ComputeCo LLC, 9.25%, 12/15/30(b)		144	148,366
Aramark Services, Inc., 5.00%, 02/01/28(b)		82	81,516
Arches Buyer, Inc., 4.25%, 06/01/28(b)		101	97,242
Arcosa, Inc., 6.88%, 08/15/32(b)		65	66,602
Ardagh Group SA
9.50%, 12/01/30		419	439,190
9.50%, 12/01/30(b)		162	169,867
(4.50% Cash + 7.50% PIK), 12.00%, 12/01/30(d)(l)	EUR	418	396,686
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
4.00%, 09/01/29	USD	200	183,140
6.25%, 01/30/31		200	198,283
Aretec Group, Inc., 10.00%, 08/15/30(b)		108	114,714
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		18	18,741
11.50%, 10/01/31		140	151,270
Asbury Automotive Group, Inc.
4.50%, 03/01/28		126	123,732
4.63%, 11/15/29(b)		100	96,673
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		45	43,413
AT&T, Inc., 6.05%, 08/15/56		718	707,073
ATI, Inc., 7.25%, 08/15/30		110	114,067
Avantor Funding, Inc., 4.63%, 07/15/28(b)		153	149,330
Avient Corp., 7.13%, 08/01/30(b)		119	120,922
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
8.00%, 02/15/31		100	98,841
8.38%, 06/15/32		179	178,018
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	USD	150	$ 156,858
Axon Enterprise, Inc., 6.13%, 03/15/30(b)		29	29,480
Azorra Finance Ltd., 6.25%, 02/15/34(b)		100	92,943
Ball Corp.
6.00%, 06/15/29		130	131,869
2.88%, 08/15/30		35	31,856
Bank of America Corp., (1-day SOFR + 1.37%), 1.92%, 10/24/31(a)		119	105,463
Bath & Body Works, Inc.
7.50%, 06/15/29		108	109,312
6.63%, 10/01/30(b)		84	84,791
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		211	217,857
Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc., (3-mo. EURIBOR + 3.88%), 5.89%, 01/15/31(a)(d)	EUR	100	115,588
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(b)	USD	83	75,266
Beach Acquisition Bidco LLC
5.25%, 07/15/32(d)	EUR	137	151,874
(10.00% Cash or 10.75% PIK), 10.00%, 07/15/33(b)(l)	USD	211	224,515
Beignet Investor LLC, 6.58%, 05/30/49(b)		3,057	3,143,073
Block, Inc., 6.50%, 05/15/32		237	239,164
Brink’s Co., 4.63%, 10/15/27(b)		120	118,430
Builders FirstSource, Inc.(b)
5.00%, 03/01/30		79	76,942
6.38%, 03/01/34		141	139,198
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4.50%, 08/15/30		234	218,668
4.75%, 02/01/32		454	410,492
7.00%, 02/01/33		67	67,185
7.38%, 02/01/36		101	100,581
Century Communities, Inc., 6.63%, 09/15/33(b)		78	76,412
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)		100	97,747
Chemours Co.(b)
4.63%, 11/15/29		92	86,273
8.00%, 01/15/33		100	100,546
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		145	148,169
CHS/Community Health Systems, Inc.(b)
10.88%, 01/15/32		180	193,115
9.75%, 01/15/34		242	251,164
Cinemark USA, Inc., 7.00%, 08/01/32(b)		117	120,216
Cipher Compute LLC, 7.13%, 11/15/30(b)		56	58,018
Citigroup, Inc.(a)
6.35%, 09/09/30		2,000	1,959,450
5.92%, 12/11/30		893	848,354
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28		1,000	989,350
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 09/15/32(b)		163	164,304
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)		157	148,164
Clear Channel Outdoor Holdings, Inc.(b)
7.88%, 04/01/30		121	126,627
7.13%, 02/15/31		107	112,103
Clearway Energy Operating LLC, 5.75%, 01/15/34(b)		100	98,270
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		100	99,991
7.00%, 03/15/32		20	19,351
7.38%, 05/01/33		92	90,001
Security		Par (000)	Value
United States (continued)
Cleveland-Cliffs, Inc.(b) (continued)
7.63%, 01/15/34	USD	178	$ 173,900
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		111	108,288
9.00%, 09/30/29		249	240,204
8.25%, 06/30/32		223	211,501
6.63%, 08/15/33		117	104,022
Clydesdale Acquisition Holdings, Inc.(b)
8.75%, 04/15/30		173	161,422
6.75%, 04/15/32		100	94,614
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/32(b)		111	96,769
Commercial Metals Co.(b)
5.75%, 11/15/33		109	107,854
6.00%, 12/15/35		98	96,613
Constellation Energy Generation LLC, 4.63%, 02/01/29(b)		100	98,790
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(b)		98	92,095
CoreWeave, Inc.(b)
9.25%, 06/01/30		33	32,065
9.00%, 02/01/31		170	161,758
Credit Acceptance Corp., 6.63%, 03/15/30(b)		119	116,221
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)		70	66,720
Crown Americas LLC, 5.25%, 04/01/30		103	102,894
CSC Holdings LLC, 5.38%, 02/01/28(b)		1,294	956,979
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)		91	91,131
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.38%, 04/15/34(b)		25	24,266
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR	210	241,530
Darling Ingredients, Inc., 5.25%, 04/15/27(b)	USD	148	147,693
DaVita, Inc.(b)
6.88%, 09/01/32		60	61,466
6.75%, 07/15/33		258	262,425
Dell International LLC/EMC Corp., 5.30%, 10/01/29		300	306,161
Directv Financing LLC, 8.88%, 02/01/30(b)		107	106,762
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/31(b)		232	236,832
Discovery Communications LLC
5.00%, 09/20/37		144	104,109
6.35%, 06/01/40		260	190,533
Discovery Global Holdings, Inc., 4.28%, 03/15/32		134	118,590
Duke Energy Florida LLC, 2.40%, 12/15/31		1,500	1,339,684
EchoStar Corp.
(6.75% Cash or 6.75% PIK), 6.75%, 11/30/30(l)		35	35,342
10.75%, 11/30/29		294	317,594
Edgewell Personal Care Co., 4.13%, 04/01/29(b)		109	102,972
Eli Lilly & Co., 5.00%, 02/09/54		2,640	2,404,692
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/30(b)		100	101,706
Encompass Health Corp., 4.63%, 04/01/31		119	114,873
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		117	122,508
Energizer Holdings, Inc., 6.00%, 09/15/33(b)		146	136,734
Entegris, Inc.(b)
4.75%, 04/15/29		106	104,784
5.95%, 06/15/30		29	29,183
EquipmentShare.com, Inc., 8.63%, 05/15/32(b)		249	259,896
Fair Isaac Corp.(b)
6.00%, 05/15/33		108	105,972
6.25%, 09/15/34		177	174,085

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(b)	USD	205	$ 191,481
Flyr Secured Notes, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 10.00%, 01/20/27(a)(c)(l)		1,111	67,582
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		167	165,855
Ford Motor Credit Co. LLC
4.54%, 08/01/26		1,915	1,912,319
4.97%, 04/06/29		1,042	1,029,144
Freedom Mortgage Holdings LLC, 6.88%, 05/01/31(b)		418	390,792
Freedom Mortgage Holdings, LLC, 7.88%, 04/01/33(b)		132	123,760
Frontier Communications Holdings LLC(b)
6.75%, 05/01/29		779	779,975
6.00%, 01/15/30		75	75,449
8.75%, 05/15/30		1,250	1,282,607
Frontier Florida LLC, Series E, 6.86%, 02/01/28		500	516,465
FTAI Aviation Investors LLC(b)
7.88%, 12/01/30		148	154,541
7.00%, 05/01/31		100	102,513
Gap, Inc., 3.88%, 10/01/31(b)		104	94,210
Gen Digital, Inc., 6.75%, 09/30/27(b)		81	81,082
General Motors Financial Co., Inc., 5.55%, 07/15/29		2,575	2,634,359
GFL Environmental, Inc.(b)
4.75%, 06/15/29		92	90,266
4.38%, 08/15/29		145	141,074
Gilead Sciences, Inc., 5.50%, 11/15/54		1,198	1,161,368
Global Medical Response, Inc., 7.38%, 10/01/32(b)		76	78,921
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(b)		99	98,596
Goldman Sachs Bank USA, Series BKNT, 6.60%, 09/12/30(a)(c)		2,000	1,913,200
Goodyear Tire & Rubber Co.
5.25%, 04/30/31		191	172,299
5.25%, 07/15/31		305	272,806
5.63%, 04/30/33		78	68,393
GoTo Group, Inc., 5.50%, 05/01/28(b)		660	327,838
Graphic Packaging International LLC, 3.75%, 02/01/30(b)		99	90,859
Gray Media, Inc., 9.63%, 07/15/32(b)		225	224,986
Group 1 Automotive, Inc., 6.38%, 01/15/30(b)		118	118,792
GS Finance Corp.(a)
6.11%, 02/17/31		1,017	987,811
7.35%, 02/17/31		2,112	2,055,498
HCA, Inc.
5.88%, 02/01/29		1,515	1,559,215
5.95%, 09/15/54		1,301	1,251,375
Healthpeak OP LLC, 5.25%, 12/15/32		3,000	3,019,824
Herc Holdings, Inc.(b)
7.00%, 06/15/30		178	182,516
7.25%, 06/15/33		100	102,474
Hilton Domestic Operating Co., Inc.(b)
5.88%, 04/01/29		21	21,207
4.00%, 05/01/31		322	301,924
6.13%, 04/01/32		119	120,785
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, 06/01/29(b)		151	141,297
Hologic, Inc., 4.63%, 02/01/28(b)		100	99,850
Howard Hughes Corp., 4.38%, 02/01/31(b)		53	48,657
HUB International Ltd., 7.25%, 06/15/30(b)		180	184,393
Huntsman International LLC, 2.95%, 06/15/31		104	86,262
iHeartCommunications, Inc.(b)
9.13%, 05/01/29		51	46,313
7.75%, 08/15/30		137	109,073
Security		Par (000)	Value
United States (continued)
Imola Merger Corp., 4.75%, 05/15/29(b)	USD	129	$ 125,379
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		200	190,465
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(b)		200	154,805
ION Platform Finance U.S., Inc./ION Platform Finance SARL(b)
5.75%, 05/15/28		400	379,542
9.00%, 08/01/29		100	92,707
IQVIA, Inc., 5.00%, 10/15/26(b)		200	199,784
Iron Mountain, Inc.
7.00%, 02/15/29(b)		252	256,841
5.25%, 07/15/30(b)		85	82,582
4.75%, 01/15/34(d)	EUR	296	318,359
Jane Street Group/JSG Finance, Inc., 6.13%, 11/01/32(b)	USD	366	361,933
Jazz Securities DAC, 4.38%, 01/15/29(b)		200	195,056
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		200	186,372
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		176	166,330
JPMorgan Chase & Co., (1-day SOFR + 1.62%), 5.34%, 01/23/35(a)		547	555,395
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(b)		10	9,887
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		100	94,474
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		103	107,228
King U.S. Bidco, Inc., (3-mo. EURIBOR + 3.25%), 5.31%, 12/01/32(a)(d)	EUR	182	209,334
Kohl’s Corp., 5.13%, 05/01/31	USD	249	187,407
Kronos International, Inc., 9.50%, 03/15/29(d)	EUR	200	198,596
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
4.25%, 02/01/27	USD	100	98,793
7.00%, 07/15/31		120	124,047
Lamar Media Corp., 4.88%, 01/15/29		102	100,785
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28		58	57,319
4.13%, 01/31/30		100	95,205
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		100	97,311
8.25%, 08/01/31		100	103,874
Lessen Holdings, Inc., 12.18%, 01/05/28(c)		1,909	1,434,477
Level 3 Financing, Inc.(b)
6.88%, 06/30/33		208	211,811
8.50%, 01/15/36		100	104,341
LGI Homes, Inc., 7.00%, 11/15/32(b)		47	43,580
LifePoint Health, Inc.(b)
9.88%, 08/15/30		142	150,167
11.00%, 10/15/30		70	75,283
Lightning Power LLC, 7.25%, 08/15/32(b)		115	119,540
Lithia Motors, Inc., 5.50%, 10/01/30(b)		120	117,592
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		100	99,378
Madison IAQ LLC, 4.13%, 06/30/28(b)		200	195,319
Magnera Corp.(b)
4.75%, 11/15/29		213	192,289
7.25%, 11/15/31		121	111,998
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(b)		94	89,379
Match Group Holdings II LLC, 5.00%, 12/15/27(b)		300	298,748
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(b)		282	262,025
McGraw-Hill Education, Inc., 7.38%, 09/01/31(b)		200	203,757
Medline Borrower LP, 3.88%, 04/01/29(b)		115	111,247
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		268	273,087
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Michaels Cos., Inc., 8.50%, 03/15/33(b)	USD	97	$ 94,429
Microsoft Corp., 2.53%, 06/01/50		3,342	2,003,880
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)		100	95,775
MKS, Inc., 4.25%, 02/15/34(d)	EUR	381	420,741
Molina Healthcare, Inc.(b)
4.38%, 06/15/28	USD	108	104,432
6.50%, 02/15/31		186	182,858
Morgan Stanley(a)
(1-day SOFR + 1.03%), 1.79%, 02/13/32		119	103,047
(1-day SOFR + 1.14%), 2.70%, 01/22/31		2,500	2,321,308
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(d)	EUR	204	232,048
NCL Corp. Ltd.(b)
7.75%, 02/15/29	USD	135	140,552
6.75%, 02/01/32		107	106,188
6.25%, 09/15/33		153	148,462
NCR Atleos Corp., 9.50%, 04/01/29(b)		412	441,022
NCR Voyix Corp., 5.13%, 04/15/29(b)		33	31,563
Neptune Bidco U.S., Inc.(b)
10.38%, 05/15/31		183	184,648
9.50%, 02/15/33		125	121,280
Newell Brands, Inc.
6.63%, 09/15/29		89	86,871
6.38%, 05/15/30		100	95,991
Nexstar Media, Inc., 5.63%, 07/15/27(b)		112	111,947
Nissan Motor Acceptance Co. LLC(b)
2.75%, 03/09/28		446	416,982
7.05%, 09/15/28		100	101,559
Northern States Power Co., 2.90%, 03/01/50		1,225	792,328
Novelis Corp.(b)
4.75%, 01/30/30		103	97,077
6.88%, 01/30/30		97	97,841
NRG Energy, Inc.(b)
5.25%, 06/15/29		100	99,006
5.75%, 07/15/29		278	277,584
3.63%, 02/15/31		73	67,222
OAK-Eagle Acquireco, Inc., 07/01/33(d)(m)	EUR	348	410,846
OI European Group BV, 4.75%, 02/15/30(b)	USD	100	93,318
Olympus Water U.S. Holding Corp.
7.25%, 06/15/31(b)		200	195,341
6.13%, 02/15/33(d)	EUR	246	273,309
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29(b)	USD	100	96,400
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		112	107,252
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		220	220,739
Paramount Global, (3-mo. SOFR US + 4.16%), 6.25%, 02/28/57(a)		123	82,410
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(b)
5.88%, 10/01/28		123	122,409
7.00%, 02/01/30		71	71,869
Park River Holdings, Inc., 8.75%, 12/31/30(b)		100	92,103
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		136	139,123
6.75%, 02/15/34		100	93,584
Perimeter Holdings LLC, 6.25%, 01/15/34(b)		100	98,075
Perrigo Finance Unlimited Co.
5.15%, 06/15/30		200	180,548
6.13%, 09/30/32		90	82,119
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(b)		250	249,426
Security		Par (000)	Value
United States (continued)
Pitney Bowes, Inc., 6.88%, 03/15/27(b)	USD	1,071	$ 1,069,586
Post Holdings, Inc.(b)
6.25%, 02/15/32		53	53,548
6.38%, 03/01/33		21	20,688
6.50%, 03/15/36		313	306,527
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(d)	EUR	100	109,320
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(b)	USD	73	71,048
Qnity Electronics, Inc., 6.25%, 08/15/33(b)		84	84,936
Quikrete Holdings, Inc., 6.38%, 03/01/32(b)		360	365,041
QXO Building Products, Inc., 6.75%, 04/30/32(b)		129	131,579
Resort Communities LoanCo LP, (13.00% PIK), 13.00%, 11/21/28(c)(l)		4,777	4,702,490
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(b)		100	96,940
RingCentral, Inc., 8.50%, 08/15/30(b)		1,115	1,166,490
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)		180	179,122
ROBLOX Corp., 3.88%, 05/01/30(b)		127	119,352
Rocket Cos., Inc.(b)
6.50%, 08/01/29		205	207,307
7.13%, 02/01/32		50	51,537
6.38%, 08/01/33		160	161,719
Rocket Software, Inc., 9.00%, 11/28/28(b)		68	67,898
Ryan Specialty LLC, 5.88%, 08/01/32(b)		86	84,999
Sabre Financial Borrower LLC, 11.13%, 06/15/29(b)		545	557,711
Sabre GLBL, Inc.(b)
10.75%, 11/15/29		339	289,589
10.75%, 03/15/30		418	351,327
SBA Communications Corp., 3.88%, 02/15/27		214	211,823
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)		113	111,711
Seagate Data Storage Technology Pte. Ltd.(b)
8.25%, 12/15/29		553	580,754
5.88%, 07/15/30		55	55,904
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		77	80,744
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		79	75,550
Service Corp. International
4.63%, 12/15/27		86	85,129
5.13%, 06/01/29		74	73,521
Service Properties Trust
4.38%, 02/15/30		323	286,831
8.88%, 06/15/32		61	60,459
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5.50%, 05/15/33(d)	EUR	407	443,502
Shift4 Payments, Inc., 6.75%, 08/15/32(b)	USD	84	82,601
Sirius XM Radio LLC(b)
5.00%, 08/01/27		83	82,884
4.00%, 07/15/28		212	204,635
3.88%, 09/01/31		100	90,792
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		71	68,360
SLM Corp., 3.13%, 11/02/26		41	40,622
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)		95	94,284
Snap, Inc., 6.88%, 03/15/34(b)		130	122,274
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		149	146,920
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(c)(e)(l)(n)		6,533	1
Sonic Automotive, Inc., 4.88%, 11/15/31(b)		100	94,783
Stagwell Global LLC, 5.63%, 08/15/29(b)		143	136,143
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		157	157,081
Standard Industries, Inc., 4.38%, 07/15/30(b)		112	105,567
Starwood Property Trust, Inc.(b)
3.63%, 07/15/26		99	98,393

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Starwood Property Trust, Inc.(b) (continued)
6.50%, 10/15/30	USD	107	$ 108,521
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		1,171	1,074,392
Steel Dynamics, Inc., 3.45%, 04/15/30		3,060	2,926,424
Stem, Inc., 0.50%, 12/01/28(b)(j)		275	112,595
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(b)		116	117,233
SV RNO Property Owner 1 LLC, 5.88%, 03/01/31(b)		195	192,756
Synchrony Financial, 7.25%, 02/02/33		48	49,026
Taylor Morrison Communities, Inc., 5.75%, 01/15/28(b)		233	233,602
Teleflex, Inc., 4.25%, 06/01/28(b)		114	110,854
Tenet Healthcare Corp.
4.63%, 06/15/28		104	103,069
6.13%, 10/01/28		72	72,167
4.25%, 06/01/29		131	127,024
6.13%, 06/15/30		106	106,689
5.50%, 11/15/32(b)		110	108,985
Tenneco, Inc., 8.00%, 11/17/28(b)		208	207,260
Terex Corp., 6.25%, 10/15/32(b)		100	100,652
T-Mobile USA, Inc.
3.75%, 04/15/27		2,750	2,732,977
3.38%, 04/15/29		2,180	2,112,688
5.25%, 06/15/55		1,310	1,165,185
TopBuild Corp., 4.13%, 02/15/32(b)		100	92,158
TransDigm, Inc.(b)
6.75%, 08/15/28		258	261,132
6.38%, 03/01/29		100	101,866
7.13%, 12/01/31		315	325,129
6.38%, 05/31/33		172	171,083
6.75%, 01/31/34		49	49,642
Travel & Leisure Co., 6.63%, 07/31/26(b)		148	148,125
U.S. Foods, Inc.(b)
6.88%, 09/15/28		100	102,206
4.63%, 06/01/30		100	97,370
UKG, Inc., 6.88%, 02/01/31(b)		191	186,667
United Airlines Holdings, Inc., 4.88%, 03/01/29		197	192,682
United Rentals North America, Inc.
5.25%, 01/15/30		159	158,097
3.75%, 01/15/32		241	220,872
United Wholesale Mortgage LLC(b)
5.75%, 06/15/27		46	45,274
5.50%, 04/15/29		179	167,542
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(b)		133	132,308
Univision Communications, Inc.(b)
7.38%, 06/30/30		100	97,992
8.50%, 07/31/31		231	232,127
9.38%, 08/01/32		22	22,674
UWM Holdings LLC, 6.25%, 03/15/31(b)		128	116,568
Vail Resorts, Inc., 6.50%, 05/15/32(b)		100	101,127
Verizon Communications, Inc., 4.75%, 01/15/33		461	455,301
Versant Media Group, Inc., 7.25%, 01/30/31(b)		74	75,732
Viasat, Inc., 5.63%, 04/15/27(b)		210	208,581
Viking Cruises Ltd., 9.13%, 07/15/31(b)		100	105,494
VOC Escrow Ltd., 5.00%, 02/15/28(b)		103	102,576
VoltaGrid LLC, 7.38%, 11/01/30(b)		76	78,493
Voyager Parent LLC, 9.25%, 07/01/32(b)		145	150,541
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		136	139,060
Wayfair LLC, 7.75%, 09/15/30(b)		301	313,382
WESCO Distribution, Inc.(b)
7.25%, 06/15/28		77	77,420
6.38%, 03/15/29		103	104,845
Security		Par (000)	Value
United States (continued)
Westbay, 11.00%, 02/06/30(c)	USD	9,276	$ 9,160,050
Whirlpool Corp.
6.13%, 06/15/30		100	97,638
6.50%, 06/15/33		100	94,743
Williams Scotsman, Inc., 6.63%, 06/15/29(b)		164	165,844
Windstream Services LLC, 7.50%, 10/15/33(b)		286	297,340
Wolfspeed, Inc.
2.50%, 06/15/31(j)		4	5,705
2.50%, 06/15/31(b)(j)		3	4,279
(7.00% Cash or 12.00% PIK), 7.00%, 06/15/31(l)		5	3,804
WR Grace Holdings LLC, 7.00%, 08/01/33(b)		166	161,215
Xerox Corp.(b)
10.25%, 10/15/30		1,749	1,311,750
13.50%, 04/15/31		118	58,115
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		105	110,534
XPO, Inc., 7.13%, 02/01/32(b)		95	97,985
Xylem, Inc., 2.25%, 01/30/31		3,000	2,700,505
Yum! Brands, Inc.
4.75%, 01/15/30(b)		100	98,332
3.63%, 03/15/31		85	78,521
Zayo Group Holdings, Inc., (5.75% Cash and 0.50% PIK), 9.25%, 03/09/30(b)(l)		113	112,338
			121,471,797
Total Corporate Bonds — 12.4% (Cost: $189,185,131)			179,239,507
Fixed Rate Loan Interests
United States — 0.2%
AMF MF Portfolio, Term Loan, 7.89%, 11/01/28(c)		2,720	2,825,522
Total Fixed Rate Loan Interests — 0.2% (Cost: $2,700,425)			2,825,522
Floating Rate Loan Interests(a)
France — 0.3%
Hestiafloor 2 SASU, 2026 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.13%, 02/27/30	EUR	588	671,182
Kersia International SAS, 2026 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.63%, 12/18/30		1,000	1,142,269
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.10%, 12/31/28		917	1,046,483
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.28%, 08/13/31		900	1,029,602
			3,889,536
Germany — 0.2%
Aviv Group GmbH, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.10%, 04/23/32		288	313,537
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Nidda Healthcare Holding AG, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 12/09/32	EUR	1,439	$ 1,658,532
Node AcquiCo GmbH, EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.46%, 12/08/32		1,000	1,149,516
			3,121,585
Ireland — 0.1%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.53%, 01/30/32		570	659,548
Promontoria Beech Designated Activity Co., EUR Term Loan, (1-mo. EURIBOR + 3.75%), 5.69%, 05/17/27(c)		681	787,102
			1,446,650
Luxembourg — 0.4%
Cobham Ultra SeniorCo SARL, EUR Term Loan B, 08/06/29(o)		1,000	1,150,799
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.39%, 06/23/31		1,000	1,024,372
Speed Midco 3 SARL, 2025 EUR Term Loan, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 4.85%, 10/07/32		1,000	1,117,661
Tackle SARL, 2025 EUR Repriced Term Loan B2, (1- mo. EURIBOR at 0.00% Floor + 3.25%), 5.14%, 05/22/28		1,226	1,413,779
Traviata BV, 2025 EUR PIK Term Loan, (1-mo. EURIBOR at 0.00% Floor + 8.00%), 9.96%, 04/22/33(c)(l)		1,098	1,048,520
			5,755,131
Netherlands — 0.1%
Median BV, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.25%), 7.39%, 10/14/30		982	1,115,327
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 6.00%), 9.73%, 11/05/31	GBP	1,000	1,072,116
Norway — 0.0%
Sector Alarm Holding AS, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.01%, 06/14/32	EUR	407	465,842
Spain — 0.2%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.03%, 02/27/30		1,303	1,454,834
Cervantes Bidco SL, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.02%, 12/03/31		742	853,106
			2,307,940
Security		Par (000)	Value
Sweden — 0.1%
Quimper AB, 2026 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 4.99%, 03/31/30	EUR	1,009	$ 1,147,107
Verisure Holding AB, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.25%), 4.28%, 11/03/32		1,000	1,151,320
			2,298,427
United Kingdom — 0.2%
Boots Group Bidco Ltd., GBP Term Loan B, (1-mo. SONIA at 0.00% Floor + 4.50%), 8.23%, 08/30/32	GBP	1,159	1,531,202
CD&R Firefly Bidco PLC, 2025 GBP Term Loan, (3-mo. SONIA at 0.00% Floor + 4.75%), 8.48%, 04/29/29		1,000	1,318,491
			2,849,693
United States — 1.7%
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.11%, 02/01/30	USD	3,107	2,907,970
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.38%, 07/31/28(c)		4,537	4,525,533
Coreweave Compute Acquisition Co. IV, LLC(c)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.70%, 05/16/29		336	337,382
2025 5th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.95%, 09/30/30		228	221,884
EIS Group, Inc.(c)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		341	308,714
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.67%, 07/10/28		3,406	3,087,139
Electronic Arts, Inc., EUR Term Loan B, 03/24/33(o)	EUR	1,000	1,143,899
Galaxy Universal LLC, 1st Lien Term Loan, (3-mo. CME Term SOFR + 6.40%), 10.05%, 05/12/28(c)	USD	6,211	5,799,641
GoTo Group, Inc.
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.90%), 8.57%, 04/28/28		149	121,694
2024 Second Out Term Loan, (3-mo. CME Term SOFR + 4.90%), 8.57%, 04/28/28		114	33,858
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 9.43%, 10/25/28(c)		1,037	518,432
Indy U.S. Bidco LLC, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.75%), 4.64%, 10/31/30	EUR	884	1,006,949
Montage Hotels & Resorts LLC(c)
PIK Revolver, (3-mo. CME Term SOFR + 6.00%), 9.71%, 02/16/29(l)	USD	443	417,822
PIK Term Loan, (3-mo. CME Term SOFR + 6.00%), 9.65%, 02/16/29		1,283	1,211,341
Redstone Holdco 2 LP
2026 Second Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.17%, 12/31/30		649	238,930
2026 Tranche A1 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.14%, 12/31/30		1,500	1,309,995
2026 Tranche A2 First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 8.92%, 12/31/30		169	126,493

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.51%), 9.18%, 08/18/28	USD	1,729	$ 1,623,373
Xerox Corp., 2023 Non-CoOp Term Loan, (6-mo. CME Term SOFR + 4.00%), 7.71%, 11/19/29		122	77,186
			25,018,235
Total Floating Rate Loan Interests — 3.4% (Cost: $51,358,248)			49,340,482

	Shares
Grantor Trust
United States — 1.2%
SPDR Gold Shares(e)(h)(p)	40,297	17,339,396
Total Grantor Trust — 1.2% (Cost: $15,501,355)		17,339,396
Investment Companies
United States — 1.0%
iShares China Large-Cap ETF(q)	91,382	3,280,614
iShares Russell 2000 ETF(q)	9,500	2,356,000
KraneShares CSI China Internet ETF	52,473	1,491,807
State Street SPDR S&P Biotech ETF(f)	40,000	5,109,200
State Street SPDR S&P Homebuilders ETF(f)	4,200	414,624
State Street SPDR S&P Regional Banking ETF(f)	17,671	1,151,266
Total Investment Companies — 1.0% (Cost: $12,663,412)		13,803,511

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	325	342,627
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(a)(e)(n)		4,013	2,448,191
Total Municipal Bonds — 0.2% (Cost: $2,157,527)			2,790,818
Non-Agency Mortgage-Backed Securities
United States(a)(b) — 1.6%
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B1, 4.38%, 09/25/51		2,047	1,793,534
CHNGE Mortgage Trust
Series 2022-1, Class M1, 3.99%, 01/25/67		2,000	1,710,310
Series 2022-2, Class M1, 4.61%, 03/25/67		5,000	4,533,483
FREMF Trust, Series 2018-W5FX, Class C, 3.42%, 04/25/28		1,923	1,807,822
Grace Trust, Series 2020-GRCE, Class D, 2.68%, 12/10/40		2,000	1,764,869
Security		Par (000)	Value
United States (continued)
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41	USD	2,000	$ 1,717,411
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-NYAH, Class E, (1 mo. Term SOFR + 2.20%), 5.88%, 06/15/38		2,000	1,696,941
Series 2022-NLP, Class F, (1 mo. Term SOFR + 3.79%), 7.46%, 04/15/37		1,664	1,622,880
Series 2022-OPO, Class D, 3.45%, 01/05/39		860	665,210
MFA Trust, Series 2022-CHM1, Class M1, 4.57%, 09/25/56		4,000	3,553,057
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1 mo. Term SOFR + 2.72%), 6.39%, 04/15/38		811	809,894
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 02/12/41		650	542,506
Velocity Commercial Capital Loan Trust, Series 2021-4, Class M4, 4.48%, 12/26/51		2,076	1,693,245
Total Non-Agency Mortgage-Backed Securities — 1.6% (Cost: $26,562,469)			23,911,162
Preferred Securities
Capital Trusts — 0.5%(a)
Canada — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 7.00%, 09/15/55		134	137,151
Rogers Communications, Inc., 5.25%, 03/15/82(b)		20	19,756
TELUS Corp., 6.63%, 06/09/56		183	178,381
			335,288
France(d)(k) — 0.1%
Air France-KLM, 5.75%	EUR	200	224,924
Electricite de France SA
4.38%		100	112,040
5.63%		200	236,391
Unibail-Rodamco-Westfield SE, 4.75%		200	228,673
Veolia Environnement SA, 4.32%		100	112,118
			914,146
Germany(d) — 0.1%
Bayer AG, 5.38%, 03/25/82		300	345,061
Deutsche Bank AG(k)
6.75%		200	227,991
7.13%		200	235,092
Volkswagen International Finance NV(k)
5.49%		100	115,359
5.99%		100	115,528
			1,039,031
Italy(d)(k) — 0.0%
BPER Banca SpA, 6.50%		200	232,175
Prysmian SpA, 5.25%		100	117,352
			349,527
Japan(k) — 0.0%
Rakuten Group, Inc.
4.25%(d)		200	224,146
8.13%(b)	USD	200	198,344
			422,490
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Luxembourg — 0.0%
Vivion Investments SARL, 8.13%(d)(k)	EUR	200	$ 193,457
Netherlands(k) — 0.1%
ING Groep NV
3.88%	USD	200	192,604
7.25%(d)		300	306,368
			498,972
Spain(d)(k) — 0.0%
CaixaBank SA, 5.88%	EUR	200	234,353
Telefonica Emisiones SA, 4.88%		200	219,587
			453,940
United Kingdom — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)	USD	380	362,236
Centrica PLC, 6.50%, 05/21/55(d)	GBP	505	670,089
Nationwide Building Society, 7.50%(d)(k)		440	583,256
Vodafone Group PLC, 7.00%, 04/04/79	USD	59	60,685
			1,676,266
United States — 0.1%
CVS Health Corp., 7.00%, 03/10/55		135	139,130
Dentsply Sirona, Inc., 8.38%, 09/12/55		125	122,066
Edison International
8.13%, 06/15/53		72	73,304
7.88%, 06/15/54		74	75,805
FMC Corp., 8.45%, 11/01/55		245	157,746
Global Atlantic Fin Co., 7.95%, 10/15/54(b)		92	88,583
Paramount Global, 6.38%, 03/30/62		56	40,880
PG&E Corp., 7.38%, 03/15/55		218	219,398
Stellantis NV(d)(k)
6.25%	EUR	300	330,973
6.88%		275	299,631
8.25%	GBP	250	316,225
			1,863,741
			7,746,858

	Shares
Preferred Stocks — 1.7%(c)
Finland — 0.1%
Aiven, Series D(e)	35,053	1,742,134
United States — 1.6%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $693,843)(e)(g)	4,922	1,275,469
Bright Machines, Inc.(e)
Series C	472,895	99,308
Series C-1	985,055	78,804
Cap Hill Brands, Series B-2(e)	1,088,268	11
Clarify Health, Series D-1(e)	318,926	762,233
CoreWeave, Inc., Series C, 03/25/49	1,594,000	1,514,300
Davidson Homes, Inc.(e)	7,258	8,004,268
Lessen Holdings, Inc.(e)
Series BX	456,729	5
Series CX	24,168	—
RapidSOS, Series C-1(e)	1,707,127	1,809,555
Verger Capital Fund LLC(e)	317,866	50,859
Security	Shares	Value
United States (continued)
Veritas Newco(e)
Series G	973	$ 18,487
Series G-1	672	12,768
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $4,623,422), 10/07/32(e)(g)	1,584,337	8,476,203
		22,102,270
		23,844,404
Total Preferred Securities — 2.2% (Cost: $42,056,120)		31,591,262

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations(a) — 0.7%
Fannie Mae REMICS
Series 2023-35, Class FC, (30-day Avg SOFR + 1.10%), 4.76%, 08/25/53	USD	722	726,489
Series 2023-68, Class FB, (30-day Avg SOFR + 1.05%), 4.71%, 01/25/54		712	714,709
Series 2024-63, Class FH, (30-day Avg SOFR + 1.10%), 4.76%, 09/25/54		513	515,742
Series 2024-88, Class FC, (30-day Avg SOFR + 1.40%), 5.06%, 12/25/54		427	430,264
Series 2024-96, Class FA, (30-day Avg SOFR + 1.40%), 5.06%, 12/25/54		719	724,188
Series 2025-1, Class FX, (30-day Avg SOFR + 1.35%), 5.01%, 02/25/55		504	507,141
Series 2025-13, Class FB, (30-day Avg SOFR + 1.30%), 4.96%, 03/25/55		517	520,642
Series 2025-63, Class DF, (30-day Avg SOFR + 1.40%), 5.06%, 08/25/55		357	359,869
Series 2025-9, Class FG, (30-day Avg SOFR + 1.35%), 5.01%, 03/25/55		285	287,293
Freddie Mac REMICS
Series 5468, Class WF, (30-day Avg SOFR + 1.10%), 4.76%, 11/25/54		555	556,863
Series 5478, Class FD, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/54		349	352,156
Series 5482, Class FB, (30-day Avg SOFR + 1.50%), 5.16%, 12/25/54		628	635,119
Series 5500, Class DF, (30-day Avg SOFR + 1.35%), 5.01%, 10/25/54		455	458,044
Series 5502, Class EF, (30-day Avg SOFR + 1.40%), 5.06%, 02/25/55		360	362,986
Series 5503, Class FB, (30-day Avg SOFR + 1.35%), 5.01%, 02/25/55		421	423,756
Series 5508, Class FE, (30-day Avg SOFR + 1.60%), 5.26%, 02/25/55		484	489,599
Series 5543, Class FH, (30-day Avg SOFR + 1.50%), 5.16%, 06/25/55		499	504,733
Series 5563, Class FA, (30-day Avg SOFR + 1.35%), 5.01%, 08/25/55		886	891,869

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac REMICS (continued)
Series 5574, Class FB, (30-day Avg SOFR + 1.35%), 5.01%, 09/25/55	USD	432	$ 435,604
Ginnie Mae, Series 2025-9, Class FE, (30-day Avg SOFR + 1.25%), 4.92%, 01/20/55		444	446,378
			10,343,444
Mortgage-Backed Securities(r) — 9.2%
Uniform Mortgage-Backed Securities
3.00%, 04/13/56		32,500	28,540,832
3.50%, 04/13/56 - 05/13/56		25,671	23,524,872
4.50%, 04/13/56		40,005	38,605,052
5.50%, 04/13/56		26,235	26,355,836
6.00%, 04/13/56 - 05/13/56		15,518	15,809,577
			132,836,169
Total U.S. Government Sponsored Agency Securities — 9.9% (Cost: $144,622,903)			143,179,613

	Shares
Warrants
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(c)(e)(g)	36,915	369
United States(e) — 0.1%
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(c)	50,374	34,254
Flyr AS, Series D, (Expires 12/31/49)(c)	5,576	—
RapidSOS, Inc., Series C-1, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(c)	946,544	993,871
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(c)	155,888	2
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(c)	15,626	—
Security	Shares	Value
United States (continued)
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(c)(g)	195,273	$ 769,376
Volato Group, Inc., (Acquired 12/03/23, Cost: $41,409), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)	41,409	331
		1,797,834
Total Warrants — 0.1% (Cost: $41,409)		1,798,203
Total Long-Term Investments — 103.8% (Cost: $1,234,275,977)		1,502,966,318
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(q)(s)(t)	2,706,569	2,707,110
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(q)(s)	38,998,410	38,998,410
Total Short-Term Securities — 2.9% (Cost: $41,705,520)		41,705,520
Options Purchased — 0.2% (Cost: $8,807,851)		3,104,960
Total Investments Before TBA Sale Commitments and Options Written — 106.9% (Cost: $1,284,789,348)		1,547,776,798

Par (000)
TBA Sale Commitments(r)
United States — (1.0)%
Uniform Mortgage-Backed Securities
3.50%, 04/13/56	USD	(8,253)	(7,565,063)
6.00%, 04/13/56		(6,900)	(7,033,363)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(14,544,443))			(14,598,426)
Options Written — (0.6)% (Premiums Received: $(8,920,318))			(8,569,425)
Total Investments, Net of TBA Sale Commitments and Options Written — 105.3% (Cost: $1,261,324,587)			1,524,608,947
Liabilities in Excess of Other Assets — (5.3)%			(76,757,642)
Net Assets — 100.0%			$ 1,447,851,305
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $13,337,250, representing 0.9% of its net assets as of period end, and an original cost of $10,580,963.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	When-issued security.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Affiliate of the Trust.
(r)	Represents or includes a TBA transaction.
(s)	Annualized 7-day yield as of period end.
(t)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,149,034	$ 559,260 (a)	$ —	$ (1,017)	$ (167)	$ 2,707,110	2,706,569	$ 5,644 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	22,637,962	16,360,448 (a)	—	—	—	38,998,410	38,998,410	323,847	—
iShares China Large-Cap ETF	3,499,017	—	—	—	(218,403)	3,280,614	91,382	—	—
iShares Russell 2000 ETF	—	2,349,105	—	—	6,895	2,356,000	9,500	—	—
				$ (1,017)	$ (211,675)	$ 47,342,134		$ 329,491	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	43	04/28/26	$ 1,956	$ (11,641)
Euro BOBL	169	06/08/26	22,548	(339,357)
Euro BTP	24	06/08/26	3,226	(104,334)
Euro Bund	118	06/08/26	17,102	(349,271)
Euro-Schatz	29	06/08/26	3,545	(30,028)
Short Term Euro BTP	58	06/08/26	7,096	(65,527)
KOSPI 200 Index	54	06/11/26	6,604	(694,486)
Nikkei 225 Index	28	06/11/26	9,313	(240,361)
10-Year Australian Treasury Bonds	27	06/15/26	2,007	(19,630)
3-Year Australian Treasury Bonds	123	06/15/26	8,797	(45,734)
E-mini Russell 2000 Index	73	06/18/26	9,170	(32,898)
NASDAQ 100 E-Mini Index	58	06/18/26	27,741	(1,134,635)
U.S. Long Bond	37	06/18/26	4,204	(124,928)
Euro Stoxx 50 Index	74	06/19/26	4,700	(198,546)
Euro Stoxx Banks Index	276	06/19/26	3,727	(106,974)
Long Gilt	40	06/26/26	4,648	(263,976)
2-Year U.S. Treasury Note	1,168	06/30/26	242,324	(1,141,948)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
3-Month SOFR	44	03/14/28	$ 10,625	$ (10,992)
3-Month SOFR	44	03/20/29	10,614	2,219
				(4,913,047)
Short Contracts
Euro OAT	19	06/08/26	2,607	64,895
10-Year Japanese Government Treasury Bonds	6	06/15/26	4,926	62,745
10-Year U.S. Treasury Note	476	06/18/26	52,829	940,935
10-Year U.S. Ultra Long Treasury Note	396	06/18/26	44,921	852,346
S&P 500 E-Mini Index	31	06/18/26	10,185	78,883
Ultra U.S. Treasury Bond	63	06/18/26	7,328	246,632
5-Year U.S. Treasury Note	246	06/30/26	26,610	(70,383)
				2,176,053
				$ (2,736,994)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	17,009,305	USD	3,175,155	Barclays Bank PLC	06/17/26	$ 53,872
EUR	436,283	USD	503,675	Citibank N.A.	06/17/26	2,355
EUR	5,756,243	USD	6,652,028	Citibank N.A.	06/17/26	24,446
EUR	487,420	USD	564,864	JPMorgan Chase Bank N.A.	06/17/26	479
EUR	1,304,420	USD	1,510,027	Morgan Stanley & Co. International PLC	06/17/26	2,927
EUR	5,575,657	USD	6,451,660	Morgan Stanley & Co. International PLC	06/17/26	15,360
EUR	524,389	USD	607,119	UBS AG	06/17/26	1,102
JPY	32,272,553	USD	204,083	Societe Generale	06/17/26	564
JPY	33,469,909	USD	211,184	Societe Generale	06/17/26	1,056
USD	5,714,128	AUD	8,018,907	Deutsche Bank AG	06/17/26	187,624
USD	6,259,955	CHF	4,820,234	UBS AG	06/17/26	181,395
USD	13,712,898	DKK	87,649,321	JPMorgan Chase Bank N.A.	06/17/26	102,055
USD	258,074	EUR	220,665	Citibank N.A.	06/17/26	2,132
USD	433,590	EUR	372,094	Citibank N.A.	06/17/26	2,011
USD	5,917,809	EUR	5,067,853	JPMorgan Chase Bank N.A.	06/17/26	39,775
USD	109,335,254	EUR	93,631,781	JPMorgan Chase Bank N.A.	06/17/26	734,865
USD	117,626,772	EUR	100,732,415	JPMorgan Chase Bank N.A.	06/17/26	790,594
USD	2,187,633	EUR	1,880,723	Morgan Stanley & Co. International PLC	06/17/26	6,245
USD	758,688	EUR	652,441	Standard Chartered Bank	06/17/26	1,943
USD	2,149,977	EUR	1,845,172	Standard Chartered Bank	06/17/26	9,824
USD	286,403	GBP	214,115	Citibank N.A.	06/17/26	3,064
USD	494,119	GBP	371,422	Deutsche Bank AG	06/17/26	2,615
USD	243,997	GBP	182,626	JPMorgan Chase Bank N.A.	06/17/26	2,327
USD	1,961,808	GBP	1,460,910	JPMorgan Chase Bank N.A.	06/17/26	28,582
USD	43,983,549	GBP	32,750,274	JPMorgan Chase Bank N.A.	06/17/26	645,031
USD	216,748	GBP	162,859	Standard Chartered Bank	06/17/26	1,236
USD	265,374	GBP	197,749	Standard Chartered Bank	06/17/26	3,692
USD	311,678	GBP	234,131	UBS AG	06/17/26	1,852
USD	469,210	GBP	353,787	UBS AG	06/17/26	1,043
USD	2,955,182	HKD	23,022,072	Goldman Sachs International	06/17/26	7,459
USD	6,671,076	HKD	51,973,662	Goldman Sachs International	06/17/26	16,422
USD	163,561	JPY	25,587,522	BNP Paribas SA	06/17/26	1,305
USD	346,656	JPY	54,203,555	Deutsche Bank AG	06/17/26	2,940
USD	1,787,011	JPY	279,831,637	JPMorgan Chase Bank N.A.	06/17/26	12,540
USD	164,774	JPY	25,957,417	Societe Generale	06/17/26	172
USD	302,190	JPY	46,966,211	Societe Generale	06/17/26	4,368
USD	345,952	JPY	54,492,867	Societe Generale	06/17/26	401
USD	449,249	JPY	70,231,621	Societe Generale	06/17/26	3,896
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,997,132	KRW	24,964,027,261	BNP Paribas SA	06/17/26	$ 366,089
USD	1,281,602	SEK	11,680,252	Morgan Stanley & Co. International PLC	06/17/26	43,039
USD	34,617,677	TWD	1,099,803,600	UBS AG	06/17/26	394,797
						3,703,494
BRL	12,645,771	USD	2,400,807	Morgan Stanley & Co. International PLC	06/17/26	(148)
CAD	144,352	USD	106,765	BNP Paribas SA	06/17/26	(2,651)
CHF	1,352,973	USD	1,756,718	Societe Generale	06/17/26	(50,550)
CHF	79,778	USD	102,442	UBS AG	06/17/26	(1,838)
DKK	5,671,938	USD	887,267	Morgan Stanley & Co. International PLC	06/17/26	(6,486)
EUR	1,598,772	USD	1,860,662	Morgan Stanley & Co. International PLC	06/17/26	(6,300)
EUR	9,916,410	USD	11,546,612	Morgan Stanley & Co. International PLC	06/17/26	(44,898)
EUR	1,110,949	USD	1,291,788	UBS AG	06/17/26	(3,235)
EUR	1,228,446	USD	1,429,920	UBS AG	06/17/26	(5,086)
GBP	456,391	USD	611,320	Barclays Bank PLC	06/17/26	(7,377)
GBP	769,066	USD	1,032,805	Barclays Bank PLC	06/17/26	(15,098)
GBP	2,264,139	USD	3,040,923	JPMorgan Chase Bank N.A.	06/17/26	(44,782)
GBP	122,123	USD	163,197	Morgan Stanley & Co. International PLC	06/17/26	(1,591)
GBP	125,884	USD	168,502	Societe Generale	06/17/26	(1,920)
GBP	145,987	USD	194,952	Societe Generale	06/17/26	(1,767)
GBP	168,278	USD	223,905	Societe Generale	06/17/26	(1,223)
HKD	688,169	USD	88,262	Deutsche Bank AG	06/17/26	(150)
HKD	1,222,189	USD	156,898	UBS AG	06/17/26	(410)
IDR	14,481,001,656	USD	857,128	Goldman Sachs International	06/17/26	(5,955)
INR	76,522,374	USD	823,344	JPMorgan Chase Bank N.A.	06/17/26	(16,346)
JPY	1,477,984,817	USD	9,439,707	Deutsche Bank AG	06/17/26	(67,494)
JPY	28,073,668	USD	179,403	Societe Generale	06/17/26	(1,382)
JPY	51,774,123	USD	328,893	Societe Generale	06/17/26	(583)
MXN	42,876,495	USD	2,381,366	Bank of America N.A.	06/17/26	(3,802)
MXN	8,542,924	USD	482,199	Goldman Sachs International	06/17/26	(8,481)
MXN	32,714,524	USD	1,845,458	Morgan Stanley & Co. International PLC	06/17/26	(31,390)
SEK	23,275,774	USD	2,553,380	Deutsche Bank AG	06/17/26	(85,239)
USD	1,587,577	BRL	8,475,848	Bank of America N.A.	06/17/26	(21,468)
USD	174,988	EUR	152,133	Barclays Bank PLC	06/17/26	(1,466)
USD	525,356	EUR	454,052	Standard Chartered Bank	06/17/26	(1,284)
USD	959,077	EUR	832,437	Standard Chartered Bank	06/17/26	(6,440)
USD	149,690	JPY	23,733,495	JPMorgan Chase Bank N.A.	06/17/26	(809)
USD	180,833	JPY	28,562,578	JPMorgan Chase Bank N.A.	06/17/26	(288)
ZAR	40,266,518	USD	2,381,366	Citibank N.A.	06/17/26	(15,371)
ZAR	33,712,048	USD	2,058,313	Morgan Stanley & Co. International PLC	06/17/26	(77,448)
						(540,756)
						$ 3,162,738
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	75	04/10/26	USD	608.00	USD	4,329	$ 2,434
Amazon.com, Inc.	276	04/17/26	USD	215.00	USD	5,748	91,770
Citizens Financial Group, Inc.	59	04/17/26	USD	65.00	USD	354	2,065
Delta Air Lines, Inc.	373	04/17/26	USD	75.00	USD	2,480	31,891
EssilorLuxottica SA	16	04/17/26	EUR	280.00	EUR	317	277
Home Depot, Inc.	10	04/17/26	USD	400.00	USD	329	105
InvesCo QQQ Trust, Series 1	31	04/17/26	USD	615.00	USD	1,789	1,660
iShares Expanded Tech-Software Sector ETF	104	04/17/26	USD	90.00	USD	833	1,405
iShares MSCI Emerging Markets ETF	272	04/17/26	USD	65.00	USD	1,545	703
Lowe’s Cos., Inc.	17	04/17/26	USD	300.00	USD	402	204
SPDR Gold Shares(a)	949	04/17/26	USD	520.00	USD	40,835	32,142
SPDR S&P 500 ETF Trust	87	04/17/26	USD	700.00	USD	5,658	968

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
United Airlines Holdings, Inc.	13	04/17/26	USD	115.00	USD	120	$ 559
Walt Disney Co.	233	04/17/26	USD	110.00	USD	2,246	2,097
Nikkei 225 Index	2	05/08/26	JPY	56,000.00	JPY	102,127	7,435
Abbott Laboratories	28	05/15/26	USD	120.00	USD	287	686
AbbVie, Inc.	13	05/15/26	USD	250.00	USD	283	1,053
Alphabet, Inc., Class C	59	05/15/26	USD	340.00	USD	1,692	7,050
Amazon.com, Inc.	33	05/15/26	USD	235.00	USD	687	9,883
Apple, Inc.	59	05/15/26	USD	275.00	USD	1,497	16,372
Bank of America Corp.	63	05/15/26	USD	50.00	USD	307	10,836
Broadcom, Inc.	18	05/15/26	USD	380.00	USD	557	3,798
Cameco Corp.	26	05/15/26	USD	125.00	USD	282	9,360
Caterpillar, Inc.	4	05/15/26	USD	780.00	USD	283	7,330
Cisco Systems, Inc.	39	05/15/26	USD	85.00	USD	303	4,037
CSX Corp.	75	05/15/26	USD	45.00	USD	308	3,375
Edwards Lifesciences Corp.	36	05/15/26	USD	95.00	USD	288	1,890
Eli Lilly & Co.	6	05/15/26	USD	1,100.00	USD	552	5,040
Eli Lilly & Co.	23	05/15/26	USD	1,000.00	USD	2,115	62,330
GE Aerospace	9	05/15/26	USD	350.00	USD	255	1,143
GE Vernova, Inc.	36	05/15/26	USD	860.00	USD	3,142	282,060
GE Vernova, Inc.	4	05/15/26	USD	930.00	USD	349	17,940
Home Depot, Inc.	9	05/15/26	USD	385.00	USD	296	572
Intel Corp.	63	05/15/26	USD	52.50	USD	278	9,324
Intuitive Surgical, Inc.	6	05/15/26	USD	540.00	USD	277	2,430
iShares Expanded Tech-Software Sector ETF	303	05/15/26	USD	85.00	USD	2,426	54,667
JPMorgan Chase & Co.	10	05/15/26	USD	315.00	USD	294	4,425
Lam Research Corp.	14	05/15/26	USD	240.00	USD	299	14,280
Mastercard, Inc., Class A	6	05/15/26	USD	555.00	USD	300	2,100
McKesson Corp.	3	05/15/26	USD	1,020.00	USD	260	1,410
Merck & Co., Inc.	26	05/15/26	USD	130.00	USD	313	5,057
Meta Platforms, Inc., Class A	6	05/15/26	USD	720.00	USD	343	1,308
Micron Technology, Inc.	8	05/15/26	USD	460.00	USD	270	3,660
Microsoft Corp.	33	05/15/26	USD	445.00	USD	1,222	4,125
MongoDB, Inc., Class A	11	05/15/26	USD	300.00	USD	269	4,730
Netflix, Inc.	32	05/15/26	USD	105.00	USD	308	6,912
NVIDIA Corp.	112	05/15/26	USD	200.00	USD	1,953	16,296
Oracle Corp.	19	05/15/26	USD	180.00	USD	280	3,145
Rockwell Automation, Inc.	36	05/15/26	USD	370.00	USD	1,292	59,760
SPDR Gold Shares(a)	1,276	05/15/26	USD	495.00	USD	54,905	503,735
Tesla, Inc.	9	05/15/26	USD	450.00	USD	335	2,880
Thermo Fisher Scientific, Inc.	6	05/15/26	USD	540.00	USD	295	4,620
Trane Technologies PLC	7	05/15/26	USD	470.00	USD	292	2,608
UniCredit SpA	9	05/15/26	EUR	68.00	EUR	274	4,668
United Airlines Holdings, Inc.	186	05/15/26	USD	115.00	USD	1,713	33,015
Walmart, Inc.	49	05/15/26	USD	135.00	USD	609	5,464
Walt Disney Co.	30	05/15/26	USD	110.00	USD	289	2,430
Cheniere Energy, Inc.	16	06/18/26	USD	320.00	USD	454	14,400
							1,387,919
Put
SPDR Gold Shares(a)	759	04/17/26	USD	380.00	USD	32,659	142,398
Walmart, Inc.	127	04/17/26	USD	125.00	USD	1,578	40,322
Micron Technology, Inc.	46	05/15/26	USD	380.00	USD	1,554	266,110
NVIDIA Corp.	316	06/18/26	USD	170.00	USD	5,511	335,750
ASML Holding NV	23	06/19/26	EUR	1,120.00	EUR	2,574	281,331
NVIDIA Corp.	365	07/17/26	USD	180.00	USD	6,366	625,062
							1,690,973
							$ 3,078,892

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
KOSPI 200 Index	JPMorgan Chase Bank N.A.	6	05/14/26	KRW	870.00	KRW	1,116,855	$ 15,677
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.68%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	6,966	$ 1,140
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00	USD	33,774	9,251
										$ 10,391
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Delta Air Lines, Inc.	373	04/17/26	USD	90.00	USD	2,480	$ (8,952)
iShares MSCI Emerging Markets ETF	272	04/17/26	USD	70.00	USD	1,545	(33)
SPDR Gold Shares(a)	949	04/17/26	USD	545.00	USD	40,835	(17,225)
Vertiv Holdings Co., Class A	18	04/17/26	USD	290.00	USD	451	(4,005)
Walmart, Inc.	127	04/17/26	USD	140.00	USD	1,578	(889)
Eli Lilly & Co.	23	05/15/26	USD	1,080.00	USD	2,115	(24,955)
GE Vernova, Inc.	36	05/15/26	USD	1,000.00	USD	3,142	(69,750)
SPDR Gold Shares(a)	1,276	05/15/26	USD	570.00	USD	54,905	(96,466)
NVIDIA Corp.	316	06/18/26	USD	210.00	USD	5,511	(81,370)
ASML Holding NV	34	06/19/26	EUR	1,480.00	EUR	3,805	(54,232)
NVIDIA Corp.	325	09/18/26	USD	240.00	USD	5,668	(106,437)
							(464,314)
Put
Boston Scientific Corp.	101	04/17/26	USD	75.00	USD	634	(126,755)
Citizens Financial Group, Inc.	59	04/17/26	USD	57.50	USD	354	(6,048)
Delta Air Lines, Inc.	373	04/17/26	USD	65.00	USD	2,480	(108,729)
EssilorLuxottica SA	14	04/17/26	EUR	240.00	EUR	278	(66,823)
Home Depot, Inc.	10	04/17/26	USD	355.00	USD	329	(27,050)
InvesCo QQQ Trust, Series 1	31	04/17/26	USD	580.00	USD	1,789	(40,800)
iShares Expanded Tech-Software Sector ETF	412	04/17/26	USD	72.00	USD	3,298	(22,237)
iShares MSCI Emerging Markets ETF	272	04/17/26	USD	59.00	USD	1,545	(79,678)
Lowe’s Cos., Inc.	17	04/17/26	USD	260.00	USD	402	(40,885)
SPDR S&P 500 ETF Trust	96	04/17/26	USD	640.00	USD	6,243	(79,031)
SPDR S&P 500 ETF Trust	178	04/17/26	USD	645.00	USD	11,576	(174,473)
United Airlines Holdings, Inc.	13	04/17/26	USD	95.00	USD	120	(9,425)
Walt Disney Co.	233	04/17/26	USD	95.00	USD	2,246	(39,144)
Nikkei 225 Index	2	05/08/26	JPY	50,000.00	JPY	102,127	(25,456)
AbbVie, Inc.	36	05/15/26	USD	185.00	USD	783	(6,822)
Alphabet, Inc., Class C	48	05/15/26	USD	260.00	USD	1,377	(25,560)
Alphabet, Inc., Class C	39	05/15/26	USD	265.00	USD	1,119	(25,545)
Amazon.com, Inc.	108	05/15/26	USD	185.00	USD	2,249	(44,550)
Apollo Global Management, Inc.	59	05/15/26	USD	105.00	USD	657	(30,090)
Apple, Inc.	44	05/15/26	USD	235.00	USD	1,117	(19,690)
Boston Scientific Corp.	99	05/15/26	USD	65.00	USD	621	(47,025)
Boston Scientific Corp.	101	05/15/26	USD	70.00	USD	634	(83,325)
Broadcom, Inc.	46	05/15/26	USD	250.00	USD	1,424	(16,560)
Citigroup, Inc.	66	05/15/26	USD	100.00	USD	749	(14,619)
Costco Wholesale Corp.	8	05/15/26	USD	860.00	USD	797	(2,700)
CRH PLC	65	05/15/26	USD	105.00	USD	683	(35,425)
D.R. Horton, Inc.	49	05/15/26	USD	135.00	USD	672	(35,525)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Delta Air Lines, Inc.	113	05/15/26	USD	60.00	USD	751	$ (26,216)
Edwards Lifesciences Corp.	97	05/15/26	USD	70.00	USD	777	(10,913)
Eli Lilly & Co.	23	05/15/26	USD	840.00	USD	2,115	(61,410)
Fifth Third Bancorp	143	05/15/26	USD	45.00	USD	664	(23,952)
GE Aerospace	26	05/15/26	USD	260.00	USD	738	(19,695)
GE Vernova, Inc.	36	05/15/26	USD	700.00	USD	3,142	(59,760)
GE Vernova, Inc.	6	05/15/26	USD	780.00	USD	524	(19,770)
Goldman Sachs Group, Inc.	8	05/15/26	USD	760.00	USD	677	(14,420)
Home Depot, Inc.	20	05/15/26	USD	325.00	USD	658	(23,150)
Intuitive Surgical, Inc.	17	05/15/26	USD	400.00	USD	784	(11,730)
iShares Expanded Tech-Software Sector ETF	303	05/15/26	USD	70.00	USD	2,426	(35,947)
JPMorgan Chase & Co.	25	05/15/26	USD	270.00	USD	735	(13,688)
MercadoLibre, Inc.	4	05/15/26	USD	1,700.00	USD	692	(39,120)
Meta Platforms, Inc., Class A	12	05/15/26	USD	570.00	USD	687	(39,840)
Micron Technology, Inc.	68	05/15/26	USD	270.00	USD	2,297	(57,460)
Microsoft Corp.	24	05/15/26	USD	350.00	USD	888	(23,400)
MongoDB, Inc., Class A	24	05/15/26	USD	250.00	USD	587	(50,640)
Rockwell Automation, Inc.	68	05/15/26	USD	320.00	USD	2,440	(58,140)
SPDR Gold Shares(a)	729	05/15/26	USD	425.00	USD	31,368	(1,247,210)
SPDR S&P 500 ETF Trust	26	05/15/26	USD	635.00	USD	1,691	(33,844)
Tesla, Inc.	37	05/15/26	USD	330.00	USD	1,375	(33,207)
Tesla, Inc.	19	05/15/26	USD	320.00	USD	706	(13,348)
Uber Technologies, Inc.	104	05/15/26	USD	60.00	USD	748	(9,984)
UniCredit SpA	9	05/15/26	EUR	56.00	EUR	274	(13,133)
United Airlines Holdings, Inc.	186	05/15/26	USD	100.00	USD	1,713	(233,895)
United Airlines Holdings, Inc.	73	05/15/26	USD	87.50	USD	672	(43,435)
Walmart, Inc.	61	05/15/26	USD	110.00	USD	758	(6,131)
Walt Disney Co.	73	05/15/26	USD	95.00	USD	704	(28,287)
Wells Fargo & Co.	84	05/15/26	USD	80.00	USD	669	(36,540)
Abbott Laboratories	28	06/18/26	USD	95.00	USD	287	(7,462)
AbbVie, Inc.	13	06/18/26	USD	195.00	USD	283	(6,305)
Alphabet, Inc., Class C	59	06/18/26	USD	260.00	USD	1,692	(48,085)
Amazon.com, Inc.	33	06/18/26	USD	180.00	USD	687	(16,170)
Apollo Global Management, Inc.	238	06/18/26	USD	105.00	USD	2,652	(165,410)
Apple, Inc.	59	06/18/26	USD	220.00	USD	1,497	(23,453)
Bank of America Corp.	141	06/18/26	USD	45.00	USD	687	(20,657)
Bank of America Corp.	63	06/18/26	USD	40.00	USD	307	(4,032)
Broadcom, Inc.	18	06/18/26	USD	280.00	USD	557	(27,765)
Cameco Corp.	70	06/18/26	USD	85.00	USD	760	(20,160)
Cameco Corp.	91	06/18/26	USD	90.00	USD	988	(37,082)
Cameco Corp.	26	06/18/26	USD	95.00	USD	282	(14,365)
Cameco Corp.	97	06/18/26	USD	80.00	USD	1,054	(19,206)
Capital One Financial Corp.	35	06/18/26	USD	190.00	USD	639	(62,475)
Caterpillar, Inc.	4	06/18/26	USD	600.00	USD	283	(7,670)
Cheniere Energy, Inc.	16	06/18/26	USD	260.00	USD	454	(16,720)
Cisco Systems, Inc.	96	06/18/26	USD	70.00	USD	745	(19,824)
Cisco Systems, Inc.	39	06/18/26	USD	65.00	USD	303	(4,719)
CSX Corp.	75	06/18/26	USD	35.00	USD	308	(4,313)
Edwards Lifesciences Corp.	36	06/18/26	USD	70.00	USD	288	(5,760)
Eli Lilly & Co.	7	06/18/26	USD	900.00	USD	644	(41,510)
Eli Lilly & Co.	6	06/18/26	USD	850.00	USD	552	(24,315)
Estee Lauder Cos., Inc., Class A	185	06/18/26	USD	85.00	USD	1,328	(300,625)
GE Aerospace	9	06/18/26	USD	260.00	USD	255	(9,900)
GE Vernova, Inc.	14	06/18/26	USD	700.00	USD	1,222	(37,450)
Hilton Worldwide Holdings, Inc.	26	06/18/26	USD	260.00	USD	791	(12,870)
Home Depot, Inc.	9	06/18/26	USD	300.00	USD	296	(7,943)
Intel Corp.	63	06/18/26	USD	36.00	USD	278	(11,120)
Intel Corp.	517	06/18/26	USD	35.00	USD	2,282	(78,067)
Intuitive Surgical, Inc.	6	06/18/26	USD	420.00	USD	277	(9,000)
iShares Expanded Tech-Software Sector ETF	104	06/18/26	USD	75.00	USD	833	(30,315)
JPMorgan Chase & Co.	10	06/18/26	USD	245.00	USD	294	(3,850)
Lam Research Corp.	38	06/18/26	USD	155.00	USD	812	(23,655)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Lam Research Corp.	14	06/18/26	USD	170.00	USD	299	$ (12,740)
Lam Research Corp.	45	06/18/26	USD	165.00	USD	961	(35,325)
Mastercard, Inc., Class A	6	06/18/26	USD	430.00	USD	300	(4,395)
McKesson Corp.	3	06/18/26	USD	800.00	USD	260	(6,975)
Merck & Co., Inc.	26	06/18/26	USD	100.00	USD	313	(4,017)
Meta Platforms, Inc., Class A	6	06/18/26	USD	550.00	USD	343	(18,915)
Micron Technology, Inc.	8	06/18/26	USD	320.00	USD	270	(25,960)
Micron Technology, Inc.	20	06/18/26	USD	270.00	USD	676	(29,300)
Microsoft Corp.	33	06/18/26	USD	345.00	USD	1,222	(39,187)
MongoDB, Inc., Class A	11	06/18/26	USD	210.00	USD	269	(17,325)
Netflix, Inc.	32	06/18/26	USD	80.00	USD	308	(5,440)
NVIDIA Corp.	138	06/18/26	USD	150.00	USD	2,407	(64,170)
NVIDIA Corp.	316	06/18/26	USD	140.00	USD	5,511	(92,272)
NVIDIA Corp.	112	06/18/26	USD	155.00	USD	1,953	(64,680)
Oracle Corp.	19	06/18/26	USD	130.00	USD	280	(15,865)
SPDR S&P 500 ETF Trust	84	06/18/26	USD	625.00	USD	5,463	(132,062)
SPDR S&P 500 ETF Trust	73	06/18/26	USD	610.00	USD	4,747	(90,438)
Tesla, Inc.	9	06/18/26	USD	335.00	USD	335	(13,883)
Thermo Fisher Scientific, Inc.	6	06/18/26	USD	420.00	USD	295	(4,800)
Trane Technologies PLC	7	06/18/26	USD	370.00	USD	292	(6,125)
VanEck Vectors Semiconductor ETF	30	06/18/26	USD	320.00	USD	1,150	(25,560)
Vertex Pharmaceuticals, Inc.	17	06/18/26	USD	380.00	USD	759	(11,560)
Walmart, Inc.	49	06/18/26	USD	110.00	USD	609	(10,731)
Walt Disney Co.	30	06/18/26	USD	85.00	USD	289	(5,760)
ASML Holding NV	34	06/19/26	EUR	920.00	EUR	3,805	(130,178)
NVIDIA Corp.	547	07/17/26	USD	140.00	USD	9,540	(213,330)
Alphabet, Inc., Class C	54	09/18/26	USD	210.00	USD	1,549	(23,220)
Amazon.com, Inc.	71	09/18/26	USD	155.00	USD	1,479	(29,997)
Broadcom, Inc.	48	09/18/26	USD	280.00	USD	1,486	(121,200)
Broadcom, Inc.	49	09/18/26	USD	210.00	USD	1,517	(34,790)
NVIDIA Corp.	77	09/18/26	USD	150.00	USD	1,343	(69,877)
NVIDIA Corp.	89	09/18/26	USD	125.00	USD	1,552	(33,375)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45	09/18/26	USD	240.00	USD	1,521	(36,225)
							(6,074,165)
							$ (6,538,479)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
KOSPI 200 Index	JPMorgan Chase Bank N.A.	6	05/14/26	KRW	750.00	KRW	1,116,855	$ (57,434)
SK Hynix, Inc.	Morgan Stanley & Co. International PLC	8,896	09/10/26	KRW	800,000.00	KRW	7,179,072	(975,663)
								$ (1,033,097)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	—	EUR 300.00	EUR	3,164	$ (29,412)
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/30	iTraxx.XO.44.V1	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/17/26	N/R	EUR 300.00	EUR	3,164	(81,886)
										$ (111,298)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.68%	Annual	Bank of America N.A.	04/30/26	3.25%	USD	6,966	$ (119)
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.68%	Annual	Goldman Sachs International	06/08/26	2.50	USD	33,774	(2,815)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.68%	Annual	Citibank N.A.	12/16/26	3.20	USD	2,652	(14,000)
										(16,934)
Put
10-Year Interest Rate Swap, 04/25/36	6-mo. EURIBOR, 2.48%	Semi-Annual	2.94%	Annual	JPMorgan Chase Bank N.A.	04/23/26	2.94	EUR	6,708	(112,194)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.68%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50	USD	33,774	(99,228)
2-Year Interest Rate Swap, 07/02/28	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	06/30/26	4.00	USD	25,851	(37,829)
2-Year Interest Rate Swap, 08/05/28	1-day SOFR, 3.68%	Annual	3.70%	Annual	Morgan Stanley & Co. International PLC	08/03/26	3.70	USD	25,591	(100,227)
2-Year Interest Rate Swap, 09/16/28	1-day SOFR, 3.68%	Annual	3.80%	Annual	Deutsche Bank AG	09/14/26	3.80	USD	24,900	(92,964)
2-Year Interest Rate Swap, 10/23/28	1-day SOFR, 3.68%	Annual	3.85%	Annual	Goldman Sachs International	10/21/26	3.85	USD	30,201	(114,894)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.68%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60	USD	1,326	(9,183)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.68%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30	USD	36,643	(142,682)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.68%	Annual	4.00%	Annual	Deutsche Bank AG	12/08/27	4.00	USD	14,220	(83,730)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.68%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50	USD	21,393	(76,686)
										(869,617)
										$ (886,551)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V2	5.00%	Quarterly	06/20/30	USD	4,223	$ (253,454)	$ (251,063)	$ (2,391)
CDX.NA.HY.45.V2	5.00	Quarterly	12/20/30	USD	1,419	(77,163)	(89,313)	12,150
						$ (330,617)	$ (340,376)	$ 9,759
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	B-	USD	3,316	$ 174,953	$ 57,713	$ 117,240
iTraxx.XO.42.V4	5.00	Quarterly	12/20/29	CCC	EUR	7,043	596,510	494,410	102,100
iTraxx.XO.43.V3	5.00	Quarterly	06/20/30	CCC+	EUR	942	87,058	78,768	8,290
							$ 858,521	$ 630,891	$ 227,630

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	04/08/26	USD	21,824	$ 56,306	$ 1	$ 56,305
1-day SOFR, 3.68%	Annual	4.45%	Annual	N/A	04/09/26	USD	7,990	24,843	—	24,843
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/18/26	USD	12,579	(9,772)	2	(9,774)
1-day SOFR, 3.68%	Annual	4.30%	Annual	N/A	04/24/26	USD	15,182	28,489	2	28,487
1-day SOFR, 3.68%	Annual	4.50%	Annual	N/A	05/08/26	USD	12,488	52,164	3	52,161
1-day SOFR, 3.68%	Annual	4.35%	Annual	N/A	07/22/26	USD	5,619	22,708	4	22,704
1-day SOFR, 3.68%	At Termination	4.17%	At Termination	N/A	10/23/26	USD	9,509	37,122	10	37,112
1-day SOFR, 3.68%	At Termination	4.21%	At Termination	N/A	10/27/26	USD	18,989	83,427	20	83,407
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	10/28/26	USD	19,216	44,208	26	44,182
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	01/14/27	USD	18,545	64,789	34	64,755
1-day SOFR, 3.68%	Annual	3.47%	Annual	N/A	03/10/27	USD	4,700	(10,982)	10	(10,992)
1-day MIBOR, 6.98%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	103,211	2,632	8	2,624
1-day SOFR, 3.68%	Annual	4.10%	Annual	N/A	05/30/27	USD	15,272	66,879	40	66,839
1-day SOFR, 3.68%	Annual	4.15%	Annual	N/A	05/30/27	USD	15,272	81,974	43	81,931
1-day SOFR, 3.68%	Annual	3.30%	Annual	N/A	10/23/27	USD	3,403	(27,577)	12	(27,589)
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	10/23/27	USD	4,949	47,067	18	47,049
1-day SOFR, 3.68%	Annual	3.92%	Annual	N/A	11/03/27	USD	2,364	10,210	9	10,201
1-day SOFR, 3.68%	Annual	3.95%	Annual	N/A	11/03/27	USD	2,364	11,594	9	11,585
1-day SOFR, 3.68%	Annual	3.99%	Annual	N/A	11/03/27	USD	4,728	26,415	17	26,398
1-day SOFR, 3.68%	Annual	4.07%	Annual	N/A	11/03/27	USD	9,541	69,167	35	69,132
1-day SOFR, 3.68%	Annual	3.86%	Annual	N/A	11/10/27	USD	9,919	32,599	37	32,562
1-day SOFR, 3.68%	At Termination	3.23%	At Termination	12/11/26 (a)	12/11/27	USD	16,742	(62,585)	30	(62,615)
1-day SOFR, 3.68%	Annual	3.48%	Annual	N/A	01/23/28	USD	13,665	(45,958)	54	(46,012)
3.45%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/26/28	USD	11,825	47,527	47	47,480
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/26/28	USD	11,825	78,332	47	78,285
3.27%	Annual	1-day SOFR, 3.68%	Annual	N/A	02/05/28	USD	11,933	87,720	48	87,672
1-day SOFR, 3.68%	Annual	3.87%	Annual	N/A	02/05/28	USD	11,933	51,052	48	51,004
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	481,371	2,142	14	2,128
1.32%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	473,802	2,241	14	2,227
1.34%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	476,398	1,086	14	1,072
1.38%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	439,958	(1,398)	13	(1,411)
1.39%	Annual	Tokyo Overnight Average Rate, 0.73%	Annual	N/A	03/30/28	JPY	476,621	(1,869)	14	(1,883)
1-day SONIA, 3.73%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,370	165,148	(10)	165,158
1-day SOFR, 3.68%	Annual	3.50%	Annual	N/A	08/20/28	USD	11,416	(62,024)	41	(62,065)
1-day SOFR, 3.68%	Annual	4.42%	Annual	N/A	10/02/28	USD	135,611	3,021,175	16,969	3,004,206
1-day SOFR, 3.68%	Annual	4.40%	Annual	N/A	10/31/28	USD	6,490	144,096	33	144,063
1-day SONIA, 3.73%	Annual	4.12%	Annual	N/A	11/17/28	GBP	3,004	(5,968)	77	(6,045)
1-day SONIA, 3.73%	Annual	4.12%	Annual	N/A	11/21/28	GBP	3,004	(5,903)	78	(5,981)
1-day SOFR, 3.68%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,109	(116,479)	96	(116,575)
6-mo. EURIBOR, 2.48%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	7,713	56,569	49	56,520
1-day MIBOR, 6.98%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	31,938	(2,818)	4	(2,822)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day MIBOR, 6.98%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	39,035	$ (3,030)	$ 5	$ (3,035)
1-day SOFR, 3.68%	Annual	3.79%	Annual	N/A	03/29/29	USD	17,015	98,620	96	98,524
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/08/29	USD	10,561	108,791	62	108,729
1-day SOFR, 3.68%	Annual	4.05%	Annual	N/A	04/09/29	USD	7,990	97,797	47	97,750
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/18/29	USD	12,579	132,183	74	132,109
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	04/24/29	USD	6,326	67,425	38	67,387
6-mo. EURIBOR, 2.48%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	8,865	200,205	58	200,147
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	05/06/29	USD	12,652	138,505	76	138,429
6-mo. EURIBOR, 2.48%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	6,519	131,400	46	131,354
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/29	USD	6,443	9,091	44	9,047
1-day TIIEFONDEO, 6.94%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	81,548	156,921	28	156,893
1-day SONIA, 3.73%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,913	(57,920)	189	(58,109)
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,913	104,513	51	104,462
1-day SOFR, 3.68%	Annual	3.23%	Annual	N/A	02/19/30	USD	7,173	(98,825)	54	(98,879)
1-day SOFR, 3.68%	Annual	3.90%	Annual	N/A	02/24/30	USD	12,279	140,039	93	139,946
6-mo. EURIBOR, 2.48%	Semi-Annual	2.20%	Annual	N/A	06/04/30	EUR	1,506	(25,199)	15	(25,214)
1-day SOFR, 3.68%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	6,701	(185,623)	62	(185,685)
1-day SOFR, 3.68%	Annual	4.31%	Annual	N/A	09/29/33	USD	26,166	1,000,690	1,785	998,905
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,817	77,308	62	77,246
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	01/17/34	USD	1,389	22,167	7	22,160
1-day MIBOR, 6.98%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	13,127	(4,927)	3	(4,930)
1-day MIBOR, 6.98%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	13,127	(4,844)	3	(4,847)
1-day SOFR, 3.68%	Annual	3.66%	Annual	N/A	10/10/34	USD	4,339	(50,978)	63	(51,041)
1-day SOFR, 3.68%	Annual	3.67%	Annual	N/A	12/26/34	USD	7,165	(79,387)	106	(79,493)
1-day SOFR, 3.68%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,610	(49,848)	83	(49,931)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,561	(30,086)	85	(30,171)
1-day SOFR, 3.68%	Annual	3.75%	Annual	N/A	07/09/35	USD	2,731	(24,389)	42	(24,431)
3.46%	Annual	1-day SOFR, 3.68%	Annual	12/15/26 (a)	12/15/36	USD	4,824	182,751	80	182,671
3.65%	Annual	1-day SOFR, 3.68%	Annual	N/A	11/03/53	USD	2,577	219,562	80	219,482
1-day SOFR, 3.68%	Annual	4.00%	Annual	N/A	11/03/53	USD	2,577	(67,210)	80	(67,290)
1-day SONIA, 3.73%	Annual	4.10%	Annual	N/A	11/07/54	GBP	2,400	(347,467)	11,198	(358,665)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	1,075	(75,906)	32	(75,938)
Tokyo Overnight Average Rate, 0.73%	Annual	2.87%	Annual	N/A	03/30/56	JPY	135,254	(26,354)	30	(26,384)
Tokyo Overnight Average Rate, 0.73%	Annual	2.88%	Annual	N/A	03/30/56	JPY	135,401	(23,609)	30	(23,639)
Tokyo Overnight Average Rate, 0.73%	Annual	2.89%	Annual	N/A	03/30/56	JPY	136,280	(22,628)	31	(22,659)
Tokyo Overnight Average Rate, 0.73%	Annual	2.95%	Annual	N/A	03/30/56	JPY	135,150	(12,493)	30	(12,523)
Tokyo Overnight Average Rate, 0.73%	Annual	2.98%	Annual	N/A	03/30/56	JPY	159,294	(7,587)	36	(7,623)
								$ 5,756,006	$ 32,924	$ 5,723,082

(a)	Forward Swap.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	336	$ 12,804	$ 6,780	$ 6,024
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	CCC+	EUR	107	4,078	2,895	1,183
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	104	5,233	4,957	276
Altice France SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	83	4,176	3,156	1,020
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	12/20/28	B-	EUR	91	5,505	7,227	(1,722)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	B-	EUR	150	9,075	12,351	(3,276)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ZF Europe Finance B.V.	5.00%	Quarterly	Deutsche Bank AG	12/20/28	BB-	EUR	156	$ 11,693	$ 10,313	$ 1,380
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	310	2,329	19,734	(17,405)
iTraxx.XO.42 10-20%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	310	2,327	20,203	(17,876)
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	CCC	EUR	682	82,481	85,279	(2,798)
Eutelsat S.A.	5.00	Quarterly	BNP Paribas SA	12/20/30	N/R	EUR	154	25,637	18,929	6,708
Eutelsat S.A.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	N/R	EUR	198	32,971	25,473	7,498
Faurecia SE	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB-	EUR	107	10,256	9,863	393
Ziggo Bond Company B.V.	5.00	Quarterly	Deutsche Bank AG	12/20/30	B-	EUR	171	(5,466)	4,829	(10,295)
								$ 203,099	$ 231,989	$ (28,890)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	$ (329,963)	$ —	$ (329,963)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	(338,652)	—	(338,652)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(342,261)	—	(342,261)
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(334,015)	—	(334,015)
1-day BZDIOVER, 0.05%	At Termination	12.95%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	6,346	(40,867)	—	(40,867)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	11,362	(69,009)	—	(69,009)
1-day BZDIOVER, 0.05%	At Termination	13.00%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	7,385	(44,856)	—	(44,856)
1-day BZDIOVER, 0.05%	At Termination	13.12%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	29,662	(157,406)	—	(157,406)
									$ (1,657,029)	$ —	$ (1,657,029)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Microsoft Corp.	Quarterly	1-day SOFR plus 0.25%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/18/26	USD	228	$ 12,683	$ —	$ 12,683
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR minus 1.35%, 3.68%	At Termination	Citibank N.A.	N/A	06/22/26	USD	2,695	(20,318)	—	(20,318)
1-day SOFR minus 1.00%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	Morgan Stanley & Co. International PLC	N/A	06/22/26	USD	1,830	13,498	133	13,365
1-day SOFR minus 0.80%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/22/26	USD	4,277	31,654	—	31,654

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR minus 0.70%, 3.68%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/22/26	USD	2,263	$ 16,688	$ —	$ 16,688
1-day SOFR plus 0.21%, 3.68%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/22/26	USD	2,495	18,088	—	18,088
									$ 72,293	$ 133	$ 72,160
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 47,981,097	$ —	$ 47,981,097
Common Stocks
Brazil	330,243	—	—	330,243
Canada	13,102,986	—	—	13,102,986
China	114,169	10,902,557	—	11,016,726
Denmark	—	9,483,056	—	9,483,056
France	4,003,120	50,521,858	—	54,524,978
Germany	—	4,187,521	—	4,187,521
India	—	4,287,865	—	4,287,865
Israel	—	—	3,142	3,142
Italy	—	27,631,857	—	27,631,857
Luxembourg	—	—	50,539	50,539
Netherlands	—	34,526,108	—	34,526,108
Norway	1,012,800	—	—	1,012,800
South Korea	—	9,056,268	—	9,056,268
Spain	—	634,579	—	634,579
Sweden	—	—	—	—
Taiwan	41,958,858	3,296,568	—	45,255,426
United Kingdom	—	33,646,169	128,086	33,774,255
United States	729,009,773	5,435,919	5,841,704	740,287,396
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds
Angola	$ —	$ 608,239	$ —	$ 608,239
Australia	—	709,858	7,109,016	7,818,874
Belgium	—	3,339,716	—	3,339,716
Canada	—	1,971,874	—	1,971,874
Denmark	—	157,234	—	157,234
Finland	—	293,086	—	293,086
France	630,675	4,180,844	—	4,811,519
Germany	228,271	6,342,729	3,405,726	9,976,726
Ireland	—	975,951	—	975,951
Israel	—	512,836	—	512,836
Italy	—	3,978,431	—	3,978,431
Japan	—	3,882,274	—	3,882,274
Jersey	—	418,212	—	418,212
Luxembourg	—	5,089,586	—	5,089,586
Netherlands	—	2,174,049	—	2,174,049
Slovenia	—	118,413	—	118,413
Spain	—	599,962	—	599,962
Sweden	—	901,599	—	901,599
Switzerland	—	338,908	—	338,908
United Kingdom	—	9,800,221	—	9,800,221
United States	—	104,193,997	17,277,800	121,471,797
Fixed Rate Loan Interests	—	—	2,825,522	2,825,522
Floating Rate Loan Interests	—	31,076,972	18,263,510	49,340,482
Grantor Trust	17,339,396	—	—	17,339,396
Investment Companies	13,803,511	—	—	13,803,511
Municipal Bonds	—	2,790,818	—	2,790,818
Non-Agency Mortgage-Backed Securities	—	23,911,162	—	23,911,162
Preferred Securities
Capital Trusts	—	7,746,858	—	7,746,858
Preferred Stocks	—	—	23,844,404	23,844,404
U.S. Government Sponsored Agency Securities	—	143,179,613	—	143,179,613
Warrants	—	331	1,797,872	1,798,203
Short-Term Securities
Money Market Funds	41,705,520	—	—	41,705,520
Options Purchased
Equity Contracts	3,078,892	15,677	—	3,094,569
Interest Rate Contracts	—	10,391	—	10,391
Liabilities
Investments
Unfunded Floating Rate Loan Interests(a)	—	—	(5,175)	(5,175)
TBA Sale Commitments	—	(14,598,426)	—	(14,598,426)
	$ 866,318,214	$ 586,312,837	$ 80,542,146	$ 1,533,173,197
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 264,262	$ —	$ 264,262
Equity Contracts	78,883	92,478	—	171,361
Foreign Currency Exchange Contracts	—	3,703,494	—	3,703,494
Interest Rate Contracts	2,169,772	7,287,333	—	9,457,105
Liabilities
Credit Contracts	—	(167,061)	—	(167,061)
Equity Contracts	(8,706,018)	(1,305,417)	—	(10,011,435)
Foreign Currency Exchange Contracts	—	(540,756)	—	(540,756)
Interest Rate Contracts	(2,566,108)	(4,107,831)	—	(6,673,939)
	$ (9,023,471)	$ 5,226,502	$ —	$ (3,796,969)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2025	$ —	$ 4,600,456	$ 28,423,226	$ 3,086,195	$ 19,251,719	$ 26,498,385	$ (10,432)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	5,025	—	14,786	1,774	6,768	—	—
Net realized gain (loss)	—	—	—	2,026	11,315	—	—
Net change in unrealized appreciation (depreciation)(a)	(5,025)	(538,395)	(996,361)	773	(750,856)	(1,679,481)	5,257
Purchases	—	1,961,410	350,891	—	344,527	—	—
Sales	—	—	—	(265,246)	(599,963)	(974,500)	—
Closing balance, as of March 31, 2026	$ —	$ 6,023,471	$ 27,792,542	$ 2,825,522	$ 18,263,510	$ 23,844,404	$ (5,175)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(a)	$ (5,025)	$ (538,395)	$ (996,361)	$ 773	$ (750,856)	$ (1,730,861)	$ 4,493

	Warrants	Total
Assets
Opening balance, as of December 31, 2025	$ 2,094,707	$ 83,944,256
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	28,353
Net realized gain (loss)	(2)	13,339
Net change in unrealized appreciation (depreciation)(a)	(296,833)	(4,260,921)
Purchases	—	2,656,828
Sales	—	(1,839,709)
Closing balance, as of March 31, 2026	$ 1,797,872	$ 80,542,146
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(a)	$ (296,806)	$ (4,313,038)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $2,508,277.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$5,972,927	Market	Revenue Multiple	2.61x - 20.68x	20.61x
			EBITDA	9.75x	—
			Gross Profit Multiple	5.25x	—
			Volatility	56%	—
			Time to Exit	2.0 years	—
		Income	Discount Rate	15%	—

Corporate Bonds	25,879,341	Income	Discount Rate	11%- 18%	13%
		Market	Revenue Multiple	0.60x
			Direct Profit Multiple	2.00x	—

Floating Rate Loan Interests	17,745,076	Income	Discount Rate	6%- 16%	14%

Fixed Rate Loan Interests	2,825,522	Income	Discount Rate	8%	—

Preferred Stocks	23,813,133	Market	Revenue Multiple	1.90x - 20.68x	7.96x
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock ESG Capital Allocation Term Trust (ECAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
			Time to Exit	0.1 - 3.0 years	2.7 years
			Volatility	52% - 80%	71%
		Income	Discount Rate	16%	—

Warrants	1,797,870	Market	Revenue Multiple	5.00x -9.50x	7.71x
			Volatility	70%	—
			Time to Exit	3.0 years	—

	$78,033,869

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
KOSPI	Korea Composite Stock Price Index
Portfolio Abbreviation (continued)
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
RB	Revenue Bonds
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate